Madison Funds | July 31, 2022

Conservative Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1,3)
INVESTMENT COMPANIES - 96.0%
Alternative Funds - 0.5%
Invesco Optimum Yield Diversified Commodity Strategy ETF		16,088	$283,470

Bond Funds - 63.1%
Janus Henderson Mortgage-Backed Securities ETF		74,888	3,685,987
Madison Core Bond Fund, Class R6 (A)		1,569,138	14,640,057
Schwab Intermediate-Term U.S. Treasury ETF		172,851	9,078,134
Vanguard Extended Duration Treasury ETF		28,961	2,948,230
Vanguard Short-Term Corporate Bond ETF (B)		70,152	5,429,063
			35,781,471
Foreign Stock Funds - 3.9%
iShares MSCI United Kingdom ETF (B)		9,310	287,772
Vanguard FTSE All World ex-U.S. ETF		37,590	1,941,524
			2,229,296
Stock Funds - 28.5%
Distillate U.S. Fundamental Stability & Value ETF		42,646	1,810,323
Global X U.S. Preferred ETF (B)		78,455	1,757,392
Invesco S&P 500 Quality ETF (B)		12,599	573,129
iShares Core S&P Small-Cap ETF		14,364	1,459,239
iShares Core S&P U.S. Growth ETF		18,380	1,732,131
iShares MSCI Global Gold Miners ETF		22,336	446,943
Madison Dividend Income Fund, Class R6 (A)		21,170	630,225
Madison Investors Fund, Class R6 (A)		95,617	2,433,454
Schwab U.S. Dividend Equity ETF		15,526	1,155,600
SPDR S&P North American Natural Resources ETF		8,948	452,679
Vanguard Health Care ETF		2,379	582,355
Vanguard Information Technology ETF (B)		8,418	3,116,344
			16,149,814

Total Investment Companies ( Cost $56,148,405 )			54,444,051
SHORT-TERM INVESTMENTS - 17.0%
State Street Institutional U.S. Government Money Market Fund, 1.88%, Premier Class (C)		2,222,383	2,222,383
State Street Navigator Securities Lending Government Money Market Portfolio, 2.30% (C) (D)		7,392,073	7,392,073

Total Short-Term Investments ( Cost $9,614,456 )			9,614,456

TOTAL INVESTMENTS - 113.0% ( Cost $65,762,861 )			64,058,507
NET OTHER ASSETS AND LIABILITIES - (13.0%)			(7,361,404)
TOTAL NET ASSETS - 100.0%			$56,697,103

(A)	Affiliated Company.
(B)	All or a portion of these securities, with an aggregate fair value of $7,719,740, are on loan as part of a securities lending program. See footnote (D) and Note 5 for details on the securities lending program.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
SPDR	Standard & Poor’s Depositary Receipt.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2022

Moderate Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1,3)
INVESTMENT COMPANIES - 94.5%
Alternative Funds - 1.0%
Invesco Optimum Yield Diversified Commodity Strategy ETF		62,978	$1,109,672

Bond Funds - 39.1%
Janus Henderson Mortgage-Backed Securities ETF		95,923	4,721,330
Madison Core Bond Fund, Class R6 (A)		1,940,414	18,104,064
Schwab Intermediate-Term U.S. Treasury ETF		216,825	11,387,649
Vanguard Extended Duration Treasury ETF		35,339	3,597,511
Vanguard Short-Term Corporate Bond ETF (B)		79,213	6,130,294
			43,940,848
Foreign Stock Funds - 7.1%
iShares MSCI Emerging Markets Asia ETF		8,196	549,706
iShares MSCI United Kingdom ETF (B)		27,915	862,852
Vanguard FTSE All World ex-U.S. ETF		127,452	6,582,896
			7,995,454
Stock Funds - 47.3%
Distillate U.S. Fundamental Stability & Value ETF		111,011	4,712,417
Global X U.S. Preferred ETF		127,795	2,862,608
Invesco S&P 500 Quality ETF (B)		24,894	1,132,428
iShares Core S&P Small-Cap ETF		57,113	5,802,110
iShares Core S&P U.S. Growth ETF		60,531	5,704,442
iShares MSCI Global Gold Miners ETF		68,437	1,369,424
Madison Dividend Income Fund, Class R6 (A)		62,376	1,856,932
Madison Investors Fund, Class R6 (A)		351,696	8,950,666
Schwab U.S. Dividend Equity ETF (B)		53,356	3,971,287
SPDR S&P North American Natural Resources ETF		46,584	2,356,685
Vanguard Health Care ETF		11,636	2,848,376
Vanguard Information Technology ETF		31,297	11,586,149
			53,153,524
Total Investment Companies ( Cost $106,167,552 )			106,199,498
SHORT-TERM INVESTMENTS - 10.6%
State Street Institutional U.S. Government Money Market Select Fund, 1.88%, Premier Class (C)		6,095,707	6,095,707
State Street Navigator Securities Lending Government Money Market Portfolio, 2.30% (C) (D)		5,836,265	5,836,265
Total Short-Term Investments ( Cost $11,931,972 )			11,931,972

TOTAL INVESTMENTS - 105.1% ( Cost $118,099,524 )			118,131,470
NET OTHER ASSETS AND LIABILITIES - (5.1%)			(5,776,295)
TOTAL NET ASSETS - 100.0%			$112,355,175

(A)	Affiliated Company.
(B)	All or a portion of these securities, with an aggregate fair value of $5,731,149, are on loan as part of a securities lending program. See footnote (D) and Note 5 for details on the securities lending program.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
SPDR	Standard & Poor’s Depositary Receipt.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2022

Aggressive Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1,3)
INVESTMENT COMPANIES - 93.6%
Alternative Funds - 1.2%
Invesco Optimum Yield Diversified Commodity Strategy ETF		40,560	$714,667
Bond Funds - 20.0%
Janus Henderson Mortgage-Backed Securities ETF		19,412	955,459
Madison Core Bond Fund, Class R6 (A)		520,677	4,857,919
Schwab Intermediate-Term U.S. Treasury ETF		61,834	3,247,522
Vanguard Extended Duration Treasury ETF		8,538	869,169
Vanguard Short-Term Corporate Bond ETF (B)		20,724	1,603,830
			11,533,899
Foreign Stock Funds - 10.0%
iShares MSCI Emerging Markets Asia ETF		12,596	844,814
iShares MSCI United Kingdom ETF (B)		18,988	586,919
Vanguard FTSE All World ex-U.S. ETF		83,731	4,324,706
			5,756,439
Stock Funds - 62.4%
Distillate U.S. Fundamental Stability & Value ETF		77,923	3,307,831
Invesco S&P 500 Quality ETF		12,779	581,317
iShares Core S&P Small-Cap ETF		41,299	4,195,565
iShares Core S&P U.S. Growth ETF (B)		43,501	4,099,534
iShares MSCI Global Gold Miners ETF (B)		56,551	1,131,586
Madison Dividend Income Fund, Class R6 (A)		58,207	1,732,818
Madison Investors Fund, Class R6 (A)		268,829	6,841,694
Schwab U.S. Dividend Equity ETF		31,002	2,307,479
SPDR S&P North American Natural Resources ETF		32,699	1,654,242
Vanguard Health Care ETF		7,704	1,885,862
Vanguard Information Technology ETF		22,494	8,327,279
			36,065,207
Total Investment Companies ( Cost $52,889,933 )			54,070,212
SHORT-TERM INVESTMENTS - 10.5%
State Street Institutional U.S. Government Money Market Fund, 1.88%, Premier Class (C)		3,637,892	3,637,892
State Street Navigator Securities Lending Government Money Market Portfolio, 2.30% (C) (D)		2,449,811	2,449,811
Total Short-Term Investments ( Cost $6,087,703 )			6,087,703

TOTAL INVESTMENTS - 104.1% ( Cost $58,977,636 )			60,157,915
NET OTHER ASSETS AND LIABILITIES - (4.1%)			(2,371,133)
TOTAL NET ASSETS - 100.0%			$57,786,782

(A)	Affiliated Company.
(B)	All or a portion of these securities, with an aggregate fair value of $2,416,738, are on loan as part of a securities lending program. See footnote (D) and Note 5 for details on the securities lending program.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
SPDR	Standard & Poor’s Depositary Receipt.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2022

Tax-Free Virginia Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1,3)
MUNICIPAL BONDS - 98.5%
Airport - 4.2%
Manassas Park Economic Development Authority, 5%, 12/15/28	$200,000	$231,371
Metropolitan Washington Airports Authority Aviation Revenue, Series A, AMT, 5%, 10/1/43	500,000	540,715
		772,086
Development - 4.3%
Fairfax County Economic Development Authority, Series A, (Prerefunded 10/1/24 @ $100), 5%, 10/1/26	150,000	160,591
Loudoun County Economic Development Authority, Series A, 5%, 12/1/25	125,000	137,883
Loudoun County Economic Development Authority, Series A, 5%, 12/1/30	165,000	195,442
Manassas Park Economic Development Authority, 3%, 12/15/44	345,000	301,384
		795,300
Education - 10.0%
Campbell County Industrial Development Authority, 3%, 6/1/48	415,000	355,483
Richmond, Series A, (ST AID WITHHLDG), 3%, 7/15/34	435,000	431,189
Virginia College Building Authority, Series E, 5%, 2/1/23	500,000	508,618
Virginia College Building Authority, Series A, 5%, 9/1/34	125,000	141,894
Virginia Commonwealth University, Series A, 5%, 5/1/26	385,000	393,354
		1,830,538
Facilities - 9.7%
Henry County Industrial Development Authority, 4.125%, 11/1/50	250,000	254,028
Lynchburg, (ST AID WITHHLDG), 5%, 6/1/26	115,000	121,981
New River Valley Regional Jail Authority, 5%, 10/1/25	100,000	109,257
Prince Edward County Industrial Development Authority, 5%, 9/1/32	405,000	443,404
Pulaski County, (ST AID WITHHLDG), 5%, 2/1/24	325,000	341,249
Western Regional Jail Authority, 3.125%, 12/1/29	255,000	260,651
Western Regional Jail Authority, (Prerefunded 12/1/25 @ $100), 3.125%, 12/1/29	245,000	254,498
		1,785,068
General - 12.8%
Chesterfield County Economic Development Authority, Series B, 3%, 4/1/38	285,000	265,606
James City County Economic Development Authority, 5%, 6/15/30	500,000	578,250
Virginia Beach Development Authority, Series A, 3.5%, 5/1/30	250,000	253,999
Virginia Public Building Authority, Series A, 5%, 8/1/31	110,000	128,878
Virginia Public Building Authority, Series B, 5%, 8/1/25	235,000	257,521
Virginia Resources Authority, Series C, (MORAL OBLG), 4%, 11/1/32	250,000	267,568
Virginia Resources Authority, Series B, (MORAL OBLG), 5%, 11/1/23	5,000	5,014
Virginia Resources Authority, Series A, 5%, 11/1/28	60,000	62,572
Virginia Resources Authority, Series C, 5%, 11/1/30	250,000	286,663
Virginia Resources Authority, Series C, (MORAL OBLG), 4%, 11/1/34	125,000	131,272
Wise County Industrial Development Authority, 5%, 11/1/22	100,000	100,846
		2,338,189
General Obligation - 23.9%
Alexandria, Series A, (ST AID WITHHLDG), 5%, 7/15/27	150,000	168,439
Alexandria, Series A, (ST AID WITHHLDG), 5%, 7/15/28	100,000	114,408
Arlington County, Series B, (Prerefunded 8/15/24 @ $100), (ST AID WITHHLDG), 5%, 8/15/27	175,000	186,687
Arlington County, Series A, (Prerefunded 8/15/26 @ $100) (A), 5%, 8/15/30	600,000	674,444
Commonwealth of Virginia, Series A, 5%, 6/1/23	500,000	514,554
Commonwealth of Virginia, Series A, 3%, 6/1/32	300,000	308,863
Danville, Series A, (ST AID WITHHLDG), 5%, 8/1/23	190,000	196,456
Fairfax County, Series B, (ST AID WITHHLDG), 4%, 10/1/22	250,000	251,089
Fairfax County, Series A, (ST AID WITHHLDG), 5%, 10/1/26	410,000	463,856
Leesburg, (ST AID WITHHLDG), 5%, 1/15/25	90,000	97,228
Norfolk, (Prerefunded 8/1/28 @ $100), (ST AID WITHHLDG), 5%, 8/1/47	455,000	531,742
Poquoson, (ST AID WITHHLDG), 4%, 2/15/29	425,000	468,390
Portsmouth, Series A, (Prerefunded 2/1/23 @ $100), (ST AID WITHHLDG), 5%, 2/1/31	75,000	76,323

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2022

Tax-Free Virginia Fund Portfolio of Investments (unaudited)

Spotsylvania County, (ST AID WITHHLDG), 5%, 1/15/24	200,000	209,898
Suffolk, 5%, 2/1/29	100,000	115,565
		4,377,942
Medical - 4.2%
Norfolk Economic Development Authority, Series B, 5%, 11/1/36	480,000	483,795
Stafford County Economic Development Authority Revenue, 5%, 6/15/25	260,000	279,400
		763,195
Multifamily Housing - 1.1%
Virginia Housing Development Authority, Series K, (GNMA/FNMA/FHLMC COLL), 2.125%, 12/1/36	245,000	201,593
Power - 4.6%
Puerto Rico Electric Power Authority, Series V, (BHAC-CR, MBIA-RE, FGIC), 5.25%, 7/1/24	290,000	304,027
Virginia Commonwealth Transportation Board, 5%, 5/15/26	220,000	246,628
Virginia Small Business Financing Authority, 5%, 11/1/25	265,000	290,725
		841,380
Transportation - 12.6%
Hampton Roads Transportation Accountability Commission, Series A, 5%, 7/1/37	170,000	195,742
Hampton Roads Transportation Accountability Commission, Series A, 5%, 7/1/42	470,000	514,171
Northern Virginia Transportation Authority, 5%, 6/1/30	780,000	825,315
Virginia Commonwealth Transportation Board, Series B, (Prerefunded 9/15/22 @ $100), 5%, 3/15/25	535,000	537,338
Virginia Commonwealth Transportation Board, 5%, 9/15/27	200,000	231,505
		2,304,071
Utilities - 1.7%
Richmond Public Utility Revenue, Series A, (Prerefunded 1/15/23 @ $100), 5%, 1/15/38	300,000	304,839

Water - 9.4%
Fairfax County Water Authority, Series B, 5.25%, 4/1/23	180,000	184,548
Fairfax Sewer Revenue County, Series A, 4%, 7/15/41	210,000	217,286
Hampton Roads Sanitation District, Series A, (Prerefunded 10/1/27 @ $100), 5%, 10/1/35	410,000	471,700
Hampton Roads Sanitation District, Series A, (Prerefunded 10/1/27 @ $100), 5%, 10/1/36	250,000	288,287
Henrico Water & Sewer Revenue County, (Prerefunded 5/1/26 @ $100), 5%, 5/1/27	150,000	167,410
Upper Occoquan Sewage Authority, 3%, 7/1/46	300,000	269,402
Upper Occoquan Sewage Authority, 3%, 7/1/49	140,000	122,674
		1,721,307
TOTAL INVESTMENTS - 98.5% ( Cost $18,228,621 )		18,035,508
NET OTHER ASSETS AND LIABILITIES - 1.5%		274,223
TOTAL NET ASSETS - 100.0%		$18,309,731

(A)	Restricted. The aggregate cost of such securities is $677,182. The aggregate value is $674,444, representing 3.7% of net assets.
AMT	Automated Manual Transmission.
BHAC-CR	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp or Freddie Mac.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
MBIA	MBIA Insurance Corp.
MORAL OBLG	Moral Obligation.
ST AID WITHHLDG	State Aid Withholding.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2022

Tax-Free National Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1,3)
MUNICIPAL BONDS - 98.7%

Alabama - 7.0%
Butler County Board of Education, (AGM), (Prerefunded 1/1/25 @ $100), 5%, 7/1/37	$235,000	$253,306
Mobile County, General Obligation, 5%, 2/1/39	610,000	709,053
Pike Road, Authority Revenue, 4%, 9/1/31	170,000	176,707
UAB Medicine Finance Authority Revenue, Series B, 5%, 9/1/27	150,000	171,546
		1,310,612
Arkansas - 1.0%
Arkansas Development Finance Authority, 5%, 2/1/26	175,000	189,638

California - 0.7%
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Series A, 5%, 7/1/40	120,000	133,547

Colorado - 3.8%
Colorado Springs Utilities System Revenue, Series A, 4%, 11/15/40	250,000	259,754
El Paso County Facilities Corp., Certificate Participation, Series A, 5%, 12/1/27	400,000	458,208
		717,962
Florida - 1.5%
Port St. Lucie Community Redevelopment Agency Revenue, Tax Allocation, 5%, 1/1/26	250,000	273,910

Georgia - 2.4%
Americus-Sumter Payroll Development Authority, Series A, 3.25%, 6/1/33	150,000	151,913
Atlanta Water & Wastewater Revenue, (Prerefunded 5/1/25 @ $100), 5%, 11/1/43	275,000	299,113
		451,026
Hawaii - 2.6%
Hawaii, General Obligation, Series EY, 5%, 10/1/25	435,000	478,645
Idaho - 2.8%
Idaho Health Facilities Authority, Series A, 5%, 3/1/34	500,000	513,927

Illinois - 8.7%
Cook County School District No. 111 Burbank, (BAM), 5%, 12/1/35	545,000	614,094
Cook County School District No. 111 Burbank, (BAM-TCRS), 4%, 12/1/37	200,000	205,335
Du Page County School District No. 45, 4%, 1/1/26	460,000	489,227
Palatine Village, General Obligation, 2%, 12/1/28	175,000	166,635
Sales Tax Securitization Corp., Series C, 5%, 1/1/27	140,000	155,222
		1,630,513
Indiana - 6.2%
Indianapolis Local Public Improvement Bond Bank, Series C, 5%, 2/1/24	275,000	288,958
Lincoln Center Building Corp., 4%, 8/1/28	285,000	311,071
Vanderburgh County Redevelopment District, Tax Allocation, (AGM), 5%, 2/1/26	500,000	548,686
		1,148,715
Kansas - 4.2%
Shawnee County Unified School District No. 437, General Obligation, 4%, 9/1/24	220,000	230,035
Wichita, General Obligation, Series 816, 5%, 12/1/24	510,000	549,185
		779,220
Kentucky - 2.5%
Eastern Kentucky University, Series A, (ST INTERCEPT), 5%, 4/1/33	445,000	474,417
Michigan - 1.4%
Kalamazoo Public Schools, 5%, 5/1/26	250,000	269,682

Mississippi - 2.8%
Medical Center Educational Building Corp., Series A, 5%, 6/1/30	475,000	529,534

Missouri - 2.3%
Springfield School District No. R-12, General Obligation, Series B, (ST AID DIR DEP), 5%, 3/1/25	400,000	431,971

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2022

Tax-Free National Fund Portfolio of Investments (unaudited)

Montana -1.7%
Four Corners County Water & Sewer District, Series A, (AGM), 4%, 7/1/25	300,000	316,633

New Jersey - 6.4%
New Jersey Economic Development Authority Revenue, Series NN, 5%, 3/1/26	450,000	457,657
New Jersey Turnpike Authority, Series A, (BHAC-CR, AGM), 5.25%, 1/1/28	250,000	291,317
New Jersey Turnpike Authority, Series A, (BHAC-CR, AGM), 5.25%, 1/1/29	250,000	296,381
Union County Improvement Authority, Series A, 4%, 2/1/25	150,000	154,856
		1,200,211
New Mexico - 1.1%
Otero County, (BAM), 4%, 12/1/28	195,000	211,056

New York - 4.4%
Brookhaven Local Development Corp., 5%, 11/1/24	110,000	114,514
New York State Dormitory Authority, Series 1, (BHAC-CR), 5.5%, 7/1/31	250,000	290,724
Port Authority of New York & New Jersey, Series 85th, (GO of AUTH), 5.375%, 3/1/28	370,000	407,572
		812,810
Ohio - 2.8%
Cleveland-Cuyahoga County Port Authority (A), 5%, 7/1/24	500,000	528,501

Oklahoma - 4.1%
Elk City Industrial Authority, 4%, 5/1/30	335,000	361,118
Tulsa County Industrial Authority, 3%, 2/1/31	400,000	403,140
		764,258
Pennsylvania - 3.6%
Commonwealth Financing Authority, Series A, 5%, 6/1/35	370,000	398,967
Waverly Township Municipal Authority, (BAM ST AID WITHHLDG), 4%, 2/15/26	250,000	267,072
		666,039
Tennessee - 0.7%
Decatur Water & Sewer Revenue, 3%, 6/1/24	120,000	122,602

Texas - 7.0%
Austin, General Obligation, 5%, 9/1/26	550,000	602,128
Center, General Obligation, 3%, 8/15/34	410,000	401,780
Harris County Toll Road Authority, 4%, 8/15/38	300,000	311,668
		1,315,576
Utah - 3.3%
Ogden City Sewer & Water Revenue, Series A, 4%, 6/15/31	250,000	276,651
Utah Transit Authority, Series A, (BHAC-CR), 5%, 6/15/35	280,000	336,230
		612,881
Virginia - 5.7%
Southampton County Industrial Development Authority, 5%, 6/1/35	440,000	505,876
Western Regional Jail Authority, (Prerefunded 12/1/26 @ $100), 5%, 12/1/34	250,000	281,896
Western Regional Jail Authority, 5%, 12/1/34	250,000	280,016
		1,067,788
Washington - 1.2%
Washington, General Obligation, Series E, 5%, 2/1/29	205,000	213,882

West Virginia - 2.7%
West Virginia Economic Development Authority, Series A, 5%, 7/1/37	450,000	501,511

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2022

Tax-Free National Fund Portfolio of Investments (unaudited)

Wisconsin - 4.1%
Green Bay, Series A, 4%, 4/1/38	355,000	366,470
Wisconsin Health & Educational Facilities Authority, Series A, 4%, 11/15/35	400,000	406,071
		772,541

TOTAL INVESTMENTS - 98.7% ( Cost $18,410,525 )		18,439,608
NET OTHER ASSETS AND LIABILITIES - 1.3%		250,305

TOTAL NET ASSETS - 100.0%		$18,689,913

(A)	Restricted. The aggregate cost of such securities is $521,605. The aggregate value is $528,501, representing 2.8% of net assets.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Indemnity Corp.
ASSURED GTY	Assured Guaranty.
BAM	Build America Mutual Assurance Co.
BHAC-CR	Berkshire Hathaway Assurance Corp.
GO of AUTH	General Obligation of the Authority.
ST AID DIR DEP	State Aid Direct Deposit.
ST AID WITHHLDG	State Aid Withholding.
ST INTERCEPT	State Intercept.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2022

High Quality Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1,3)
CORPORATE NOTES AND BONDS - 37.0%
Communication Services - 2.4%
Comcast Corp., 3.15%, 3/1/26	$1,000,000	$994,826
Walt Disney Co., 3.8%, 3/22/30	1,100,000	1,105,799

		2,100,625
Consumer Discretionary - 4.6%
Costco Wholesale Corp., 1.375%, 6/20/27	1,250,000	1,154,263
Cummins, Inc., 1.5%, 9/1/30	1,000,000	848,322
Home Depot, Inc., 2.7%, 4/15/30	1,100,000	1,037,625
NIKE, Inc. (A), 2.75%, 3/27/27	1,000,000	984,473

		4,024,683
Consumer Staples - 5.4%
Coca-Cola Co. (A), 1%, 3/15/28	1,350,000	1,201,651
Hershey Co., 1.7%, 6/1/30	1,300,000	1,131,145
Kimberly-Clark Corp. (A), 1.05%, 9/15/27	1,500,000	1,342,416
PepsiCo, Inc., 2.75%, 3/19/30	1,100,000	1,050,060

		4,725,272
Financials - 17.8%
Bank of America Corp., (SOFR + 1.010%) (B), 1.197%, 10/24/26	1,500,000	1,359,412
Bank of New York Mellon Corp., 2.2%, 8/16/23	1,350,000	1,339,031
Berkshire Hathaway Finance Corp., 2.875%, 3/15/32	1,000,000	946,080
BlackRock, Inc., 3.5%, 3/18/24	1,000,000	1,007,907
Charles Schwab Corp., 0.9%, 3/11/26	1,250,000	1,147,166
Huntington National Bank, 3.55%, 10/6/23	1,250,000	1,251,389
JPMorgan Chase & Co., (3 mo. USD LIBOR + 1.155%) (B), 3.22%, 3/1/25	1,500,000	1,477,947
Mastercard, Inc., 3.3%, 3/26/27	1,000,000	1,004,542
Public Storage, 1.95%, 11/9/28	1,332,000	1,183,946
State Street Corp., (SOFR + 0.940%) (B), 2.354%, 11/1/25	1,500,000	1,460,185
Truist Financial Corp. (A), 2.85%, 10/26/24	1,250,000	1,239,038
Truist Financial Corp., 1.95%, 6/5/30	1,000,000	857,421
Wells Fargo & Co., (SOFR + 1.087%) (B), 2.406%, 10/30/25	1,450,000	1,395,444

		15,669,508
Health Care - 1.3%
UnitedHealth Group, Inc., 2.875%, 3/15/23	1,200,000	1,197,335

Industrials - 1.0%
Emerson Electric Co. (A), 2%, 12/21/28	1,000,000	912,663

Information Technology - 4.0%
Apple, Inc., 2.4%, 5/3/23	1,000,000	995,708
Salesforce, Inc., 3.25%, 4/11/23	1,300,000	1,300,545
Texas Instruments, Inc. (A), 1.375%, 3/12/25	1,250,000	1,194,957

		3,491,210
Utilities - 0.5%
National Rural Utilities Cooperative Finance Corp., 1%, 6/15/26	500,000	457,643

Total Corporate Notes and Bonds ( Cost $34,642,947 )		32,578,939

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 61.3%
Fannie Mae - 8.5%
0.500%, 11/7/25	2,250,000	2,084,590
2.125%, 4/24/26	3,125,000	3,047,075
0.750%, 10/8/27	2,600,000	2,348,012

		7,479,677

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2022

High Quality Bond Fund Portfolio of Investments (unaudited)

Freddie Mac - 6.0%
0.375%, 4/20/23		3,000,000	2,944,571
0.375%, 7/21/25		2,500,000	2,322,975

			5,267,546
U.S. Treasury Notes - 46.8%
2.500%, 8/15/23		2,000,000	1,990,391
0.125%, 10/15/23		1,250,000	1,208,545
2.750%, 11/15/23		2,000,000	1,995,078
2.125%, 2/29/24		2,000,000	1,973,906
1.750%, 6/30/24		2,000,000	1,957,578
2.375%, 8/15/24		2,000,000	1,978,828
1.250%, 8/31/24		2,250,000	2,175,029
0.375%, 9/15/24		2,750,000	2,607,559
2.250%, 11/15/24		2,500,000	2,465,527
2.125%, 5/15/25		2,500,000	2,451,172
0.250%, 10/31/25		2,250,000	2,071,582
0.375%, 1/31/26		2,500,000	2,298,828
1.625%, 5/15/26		2,250,000	2,156,660
1.500%, 8/15/26		2,500,000	2,379,199
0.625%, 3/31/27		2,500,000	2,271,387
2.375%, 5/15/27		2,000,000	1,967,500
2.250%, 11/15/27		2,500,000	2,440,137
1.875%, 2/28/29		2,750,000	2,617,012
1.375%, 11/15/31		2,500,000	2,241,797
			41,247,715
Total U.S. Government and Agency Obligations ( Cost $56,540,326 )			53,994,938
		Shares
SHORT-TERM INVESTMENTS - 3.0%
State Street Institutional U.S. Government Money Market Select Fund, 1.88%, Premier Class (C)		1,065,626	1,065,626
State Street Navigator Securities Lending Government Money Market Portfolio, 2.30% (C) (D)		1,637,283	1,637,283

Total Short-Term Investments ( Cost $2,702,909 )			2,702,909

TOTAL INVESTMENTS - 101.3% ( Cost $93,886,182 )			89,276,786
NET OTHER ASSETS AND LIABILITIES - (1.3%)			(1,155,886)

TOTAL NET ASSETS - 100.0%			$88,120,900

(A)	All or a portion of these securities, with an aggregate fair value of $1,607,632, are on loan as part of a securities lending program. See footnote (D) and Note 5 for details on the securities lending program.
(B)	Floating rate or variable rate note. Rate shown is as of July 31, 2022.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Overnight Financing Rate.
USD	United States Dollar

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2022

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1,3)
ASSET BACKED SECURITIES - 5.2%
Americredit Automobile Receivables Trust, Series 2018-3, Class C, 3.74%, 10/18/24	$558,769	$559,313
CCG Receivables Trust, Series 2020-1, Class A2 (A), 0.54%, 12/14/27	258,577	253,893
Chesapeake Funding II LLC, Series 2018-3A, Class B (A), 3.62%, 1/15/31	100,000	99,988
Chesapeake Funding II LLC, Series 2020-1A, Class A1 (A), 0.87%, 8/15/32	91,227	90,330
CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 1/15/26	385,000	384,178
Dell Equipment Finance Trust, Series 2019-2, Class A3 (A), 1.91%, 10/22/24	9,808	9,800
Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2 (A), 0.56%, 12/11/34	503,003	487,862
Enterprise Fleet Financing LLC, Series 2019-3, Class A2 (A), 2.06%, 5/20/25	72,925	72,597
Enterprise Fleet Financing LLC, Series 2022-1, Class A2 (A), 3.03%, 1/20/28	1,000,000	984,400
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class B, 2.87%, 10/16/24	500,000	498,920
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class B, 2.54%, 8/18/25	1,000,000	982,493
JPMorgan Chase Bank NA, Series 2020-1, Class B (A), 0.991%, 1/25/28	324,791	319,373
JPMorgan Chase Bank NA, Series 2020-2, Class B (A), 0.84%, 2/25/28	535,298	523,119
JPMorgan Chase Bank NA, Series 2021-1, Class B (A), 0.875%, 9/25/28	495,864	481,260
JPMorgan Chase Bank NA, Series 2021-2, Class B (A), 0.889%, 12/26/28	438,777	424,832
JPMorgan Chase Bank NA, Series 2021-3, Class C (A), 0.86%, 2/26/29	520,679	499,200
LAD Auto Receivables Trust, Series 2021-1A, Class A (A), 1.3%, 8/17/26	434,108	420,620
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class A3 (A), 0.46%, 8/15/24	179,962	179,479
Santander Revolving Auto Loan Trust, Series 2019-A, Class C (A), 3%, 1/26/32	500,000	478,894
Synchrony Credit Card Master Note Trust, Series 2018-2, Class C, 3.87%, 5/15/26	1,350,000	1,333,103
Verizon Owner Trust, Series 2020-A, Class B, 1.98%, 7/22/24	350,000	346,047
Wheels SPV 2 LLC, Series 2019-1A, Class A3 (A), 2.35%, 5/22/28	191,324	190,578
Total Asset Backed Securities ( Cost $9,926,042 )		9,620,279
COLLATERALIZED MORTGAGE OBLIGATIONS - 6.4%
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1 (A) (B), 2.879%, 7/25/49	160,489	154,968
Bunker Hill Loan Depositary Trust, Series 2020-1, Class A1 (A) (C) (D), 1.724%, 2/25/55	159,133	153,718
CIM Trust, Series 2021-J2, Class A4 (A) (C) (D), 2.5%, 4/25/51	550,437	513,457
Federal Home Loan Mortgage Corp. REMICS, Series 4066, Class DI, IO, 3%, 6/15/27	685,001	31,612
Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA3, Class M1, (SOFR30A + 0.750%) (A) (D), 2.264%, 10/25/33	577,894	569,918
Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R01, Class 1M1, (SOFR30A + 1.000%) (A) (D), 2.514%, 12/25/41	380,564	372,425
Federal National Mortgage Association REMICS, Series 2015-12, Class NI, IO, 3.5%, 3/25/30	633,045	55,097
Federal National Mortgage Association REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	340,226	342,785
Federal National Mortgage Association REMICS, Series 2011-36, Class QB, 4%, 5/25/31	434,868	445,799
Federal National Mortgage Association REMICS, Series 2001-73, Class GZ, 6%, 12/25/31	107,149	113,647
Federal National Mortgage Association REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	83,512	90,288
Federal National Mortgage Association REMICS, Series 2020-44, Class TI, IO, 5.5%, 12/25/35	2,761,277	461,977
Federal National Mortgage Association REMICS, Series 2016-21, Class BA, 3%, 3/25/42	64,500	64,316
Flagstar Mortgage Trust, Series 2021-9INV, Class A1 (A) (C) (D), 2.5%, 9/25/41	620,248	573,317
GCAT Trust, Series 2021-NQM1, Class A1 (A) (C) (D), 0.874%, 1/25/66	858,347	790,804
Government National Mortgage Association REMICS, Series 2015-53, Class IL, IO, 3%, 9/20/44	80,740	1,335
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class A2 (A) (C) (D), 2.5%, 5/25/51	529,772	470,504
JPMorgan Mortgage Trust, Series 2019-5, Class A3 (A) (C) (D), 4%, 11/25/49	31,666	31,144
JPMorgan Mortgage Trust, Series 2019-7, Class A3 (A) (C) (D), 3.5%, 2/25/50	103,918	99,159
JPMorgan Mortgage Trust, Series 2021-1, Class A3 (A) (C) (D), 2.5%, 6/25/51	704,607	625,779
JPMorgan Mortgage Trust, Series 2021-3, Class A3 (A) (C) (D), 2.5%, 7/25/51	915,746	813,297
JPMorgan Mortgage Trust, Series 2021-6, Class A4 (A) (C) (D), 2.5%, 10/25/51	797,150	739,295
JPMorgan Mortgage Trust, Series 2021-14, Class A4 (A) (C) (D), 2.5%, 5/25/52	900,537	835,178
JPMorgan Wealth Management, Series 2020-ATR1, Class A3 (A) (C) (D), 3%, 2/25/50	152,550	139,477
PSMC Trust, Series 2019-2, Class A1 (A) (C) (D), 3.5%, 10/25/49	13,071	12,896
PSMC Trust, Series 2020-2, Class A2 (A) (C) (D), 3%, 5/25/50	135,647	132,297
PSMC Trust, Series 2021-1, Class A11 (A) (C) (D), 2.5%, 3/25/51	943,537	872,698

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2022

Core Bond Fund Portfolio of Investments (unaudited)

RCKT Mortgage Trust, Series 2021-6, Class A5 (A) (C) (D), 2.5%, 12/25/51	697,473	647,898
RCKT Mortgage Trust, Series 2022-1, Class A5 (A) (C) (D), 2.5%, 1/25/52	480,787	445,292
Sequoia Mortgage Trust, Series 2013-7, Class A2 (C) (D), 3%, 6/25/43	316,392	296,540
Towd Point HE Trust, Series 2021-HE1, Class A1 (A) (C) (D), 0.918%, 2/25/63	205,562	195,521
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-2, Class A1 (A) (C) (D), 4%, 4/25/49	14,820	14,590
Wells Fargo Mortgage-Backed Securities Trust, Series 2021-INV2, Class A2 (A) (C) (D), 2.5%, 9/25/51	686,341	606,036
Total Collateralized Mortgage Obligations ( Cost $12,997,094 )		11,713,064
COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	255,151	253,056
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K058, Class A2, 2.653%, 8/25/26	1,000,000	979,924
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K059, Class X1, IO (C) (D), 0.306%, 9/25/26	15,223,742	161,530
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	1,000,000	998,684
Federal National Mortgage Association-Aces, Series 2017-M15, Class ATS2 (C) (D), 3.153%, 11/25/27	850,074	847,782
FREMF Mortgage Trust, Series 2013-K33, Class B (A) (C) (D), 3.496%, 8/25/46	900,000	892,794
FREMF Mortgage Trust, Series 2015-K721, Class B (A) (C) (D), 3.766%, 11/25/47	850,000	848,006
FREMF Mortgage Trust, Series 2015-K44, Class B, (A) (C) (D), 3.719%, 1/25/48	750,000	738,489
GSAMP Trust, Series 2006-S5, Class M5 (D), 7.488% 9/25/36	722,000	—
Total Commercial Mortgage-Backed Securities ( Cost $5,868,383 )		5,720,265
CORPORATE NOTES AND BONDS - 29.3%
Communication Services - 2.8%
AT&T, Inc. (E), 2.25%, 2/1/32	500,000	426,009
AT&T, Inc., 4.75%, 5/15/46	500,000	490,194
CCO Holdings LLC/CCO Holdings Capital Corp. (A), 4.75%, 3/1/30	300,000	273,000
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.908%, 7/23/25	500,000	507,167
Discovery Communications LLC, 5%, 9/20/37	500,000	472,534
eBay, Inc., 1.9%, 3/11/25	325,000	310,648
Expedia Group, Inc., 3.25%, 2/15/30	500,000	432,425
Hughes Satellite Systems Corp., 5.25%, 8/1/26	200,000	202,940
Netflix, Inc., 6.375%, 5/15/29	250,000	265,437
T-Mobile USA, Inc., 2.625%, 4/15/26	400,000	377,000
VeriSign, Inc. (E), 2.7%, 6/15/31	500,000	426,418
Verizon Communications, Inc., 4.4%, 11/1/34	500,000	500,322
Verizon Communications, Inc., 3.4%, 3/22/41	500,000	429,273
		5,113,367
Consumer Discretionary - 2.5%
7-Eleven, Inc. (A), 1.8%, 2/10/31	400,000	326,500
7-Eleven, Inc. (A) (E), 2.5%, 2/10/41	250,000	181,149
Advance Auto Parts, Inc., 1.75%, 10/1/27	250,000	219,084
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (A), 5.5%, 4/20/26	350,000	345,534
Hilton Domestic Operating Co., Inc. (A), 5.375%, 5/1/25	350,000	350,000
Home Depot, Inc., 3.35%, 4/15/50	250,000	217,511
Lowe's Cos., Inc., 3%, 10/15/50	500,000	371,576
Lowe's Cos., Inc. (E), 4.25%, 4/1/52	750,000	690,063
Magallanes, Inc. (A), 5.141%, 3/15/52	500,000	440,794
Magallanes, Inc. (A), 5.391%, 3/15/62	250,000	221,140
QVC, Inc. (E), 4.75%, 2/15/27	250,000	210,315
Southwest Airlines Co., 5.125%, 6/15/27	500,000	517,801
Tractor Supply Co., 1.75%, 11/1/30	550,000	449,357
		4,540,824
Consumer Staples - 1.3%
Bunge Ltd. Finance Corp., 1.63%, 8/17/25	500,000	467,780
Conagra Brands, Inc., 0.5%, 8/11/23	600,000	581,991
Hormel Foods Corp., 1.8%, 6/11/30	200,000	175,429

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2022

Core Bond Fund Portfolio of Investments (unaudited)

Keurig Dr Pepper, Inc., 3.8%, 5/1/50	300,000	253,978
Mars, Inc. (A), 3.875%, 4/1/39	400,000	376,059
Mars, Inc. (A), 2.375%, 7/16/40	350,000	268,402
Performance Food Group, Inc. (A), 5.5%, 10/15/27	325,000	320,258
		2,443,897
Energy - 2.8%
Boardwalk Pipelines LP, 4.45%, 7/15/27	400,000	392,727
Eastern Gas Transmission & Storage, Inc. (A), 3%, 11/15/29	350,000	326,494
Energy Transfer LP, 5.25%, 4/15/29	275,000	278,920
EnLink Midstream Partners LP, 5.45%, 6/1/47	400,000	304,834
Kinder Morgan, Inc., 5.55%, 6/1/45	400,000	402,456
Marathon Petroleum Corp., 4.7%, 5/1/25	275,000	280,021
Marathon Petroleum Corp., 3.8%, 4/1/28	600,000	580,352
MPLX LP, 2.65%, 8/15/30	350,000	303,217
ONEOK, Inc., 5.85%, 1/15/26	150,000	157,272
Phillips 66, 0.9%, 2/15/24	500,000	481,113
Phillips 66, 2.15%, 12/15/30	500,000	427,605
Pioneer Natural Resources Co., 2.15%, 1/15/31	325,000	278,627
Sunoco LP/Sunoco Finance Corp., 6%, 4/15/27	300,000	297,163
Valero Energy Corp., 6.625%, 6/15/37	500,000	570,401
Valero Energy Corp., 4%, 6/1/52	175,000	149,003
		5,230,205
Financials - 9.1%
Air Lease Corp. (E), 2.875%, 1/15/26	500,000	468,031
Air Lease Corp., 1.875%, 8/15/26	250,000	222,765
American International Group, Inc., 4.75%, 4/1/48	150,000	146,753
Athene Global Funding (A), 1.45%, 1/8/26	500,000	451,910
Bank of America Corp., Series N, (SOFR + 0.910%) (D), 1.658%, 3/11/27	400,000	365,569
Bank of America Corp., (5 year CMT + 2.000%) (D), 3.846%, 3/8/37	350,000	316,961
Belrose Funding Trust (A), 2.33%, 8/15/30	350,000	289,824
Berkshire Hathaway Finance Corp., 2.875%, 3/15/32	500,000	473,040
Berkshire Hathaway Finance Corp., 3.85%, 3/15/52	350,000	320,853
BlackRock, Inc., 2.1%, 2/25/32	350,000	303,761
Bread Financial Holdings, Inc. (A) (F), 4.75%, 12/15/24	500,000	462,500
Capital One Financial Corp., (SOFR + 2.057%) (D), 4.927%, 5/10/28	350,000	353,517
Capital One Financial Corp., (SOFR + 1.790%) (D), 3.273%, 3/1/30	350,000	317,253
Citigroup, Inc., (SOFR + 2.086%) (D), 4.91%, 5/24/33	350,000	360,658
Empower Finance 2020 LP (A), 3.075%, 9/17/51	350,000	256,175
Fifth Third Bancorp, 2.55%, 5/5/27	350,000	327,316
Fifth Third Bancorp, (SOFR + 1.660%) (D), 4.337%, 4/25/33	350,000	344,669
Five Corners Funding Trust II (A), 2.85%, 5/15/30	250,000	224,650
GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/32	400,000	339,014
Goldman Sachs BDC, Inc., 2.875%, 1/15/26	400,000	374,129
Goldman Sachs Group, Inc., (SOFR + 0.913%) (D), 1.948%, 10/21/27	500,000	456,300
Huntington Bancshares, Inc., (5 year CMT + 1.170%) (D), 2.487%, 8/15/36	700,000	547,813
Huntington National Bank, (SOFR + 1.205%) (D), 4.008%, 5/16/25	500,000	500,576
Intercontinental Exchange, Inc., 3.75%, 9/21/28	250,000	248,878
Intercontinental Exchange, Inc., 4.6%, 3/15/33	350,000	360,258
Iron Mountain, Inc. (A), 4.5%, 2/15/31	275,000	241,312
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 2.625%, 10/15/31	450,000	361,901
JPMorgan Chase & Co., (3 mo. USD SOFR + 0.695%) (D), 1.04%, 2/4/27	650,000	584,292
KKR Group Finance Co. VIII LLC (A), 3.5%, 8/25/50	250,000	198,051
Liberty Mutual Group, Inc. (A), 3.95%, 5/15/60	150,000	111,066
M&T Bank Corp., 3.55%, 7/26/23	250,000	249,911
Morgan Stanley, (SOFR + 1.990%) (D), 2.188%, 4/28/26	175,000	166,630

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2022

Core Bond Fund Portfolio of Investments (unaudited)

Morgan Stanley, (SOFR + 1.020%) (D), 1.928%, 4/28/32	500,000	412,447
MPT Operating Partnership LP/MPT Finance Corp., 5%, 10/15/27	250,000	240,525
NASDAQ, Inc., 1.65%, 1/15/31	750,000	619,552
Old Republic International Corp., 3.85%, 6/11/51	300,000	238,395
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	250,000	207,703
PNC Bank NA, 2.7%, 10/22/29	250,000	224,099
Public Storage, 1.95%, 11/9/28	250,000	222,212
Regions Financial Corp., 1.8%, 8/12/28	500,000	439,196
SBA Communications Corp., 3.875%, 2/15/27	350,000	333,494
State Street Corp., (SOFR + 1.490%) (D), 3.031%, 11/1/34	250,000	224,506
STORE Capital Corp., 4.5%, 3/15/28	500,000	495,529
Teachers Insurance & Annuity Association of America (A), 3.3%, 5/15/50	300,000	238,615
Truist Bank, 2.25%, 3/11/30	325,000	278,384
Truist Financial Corp., (SOFR + 0.609%) (D), 1.267%, 3/2/27	500,000	455,618
Wells Fargo & Co., (SOFR + 2.000%) (D), 2.188%, 4/30/26	350,000	331,951
Wells Fargo & Co., (SOFR + 2.100%) (D), 2.393%, 6/2/28	250,000	229,251
Welltower, Inc., 2.05%, 1/15/29	500,000	435,205
Weyerhaeuser Co., 3.375%, 3/9/33	300,000	273,656
		16,646,674
Health Care - 2.6%
Baxter International, Inc., 2.272%, 12/1/28	400,000	360,541
Block, Inc., 2.75%, 6/1/26	450,000	419,623
Centene Corp., 2.45%, 7/15/28	500,000	447,500
Cigna Corp., 4.9%, 12/15/48	500,000	508,649
CVS Health Corp., 5.125%, 7/20/45	500,000	514,115
Gartner, Inc. (A), 4.5%, 7/1/28	400,000	384,225
Health Care Service Corp. A Mutual Legal Reserve Co. (A), 2.2%, 6/1/30	250,000	217,649
Humana, Inc., 1.35%, 2/3/27	250,000	224,408
PerkinElmer, Inc., 0.55%, 9/15/23	425,000	409,654
United Rentals North America, Inc., 5.5%, 5/15/27	250,000	254,126
UnitedHealth Group, Inc., 2.3%, 5/15/31	300,000	272,458
UnitedHealth Group, Inc., 3.7%, 8/15/49	250,000	227,883
Viatris, Inc., 2.7%, 6/22/30	400,000	328,342
Zoetis, Inc., 3%, 5/15/50	250,000	194,893
		4,764,066
Industrials - 3.3%
Ashtead Capital, Inc. (A), 2.45%, 8/12/31	600,000	482,278
Ball Corp., 4.875%, 3/15/26	475,000	478,743
Boeing Co., 2.196%, 2/4/26	400,000	372,919
Boeing Co., 3.625%, 2/1/31	350,000	321,518
Boeing Co., 5.805%, 5/1/50	350,000	350,640
Carlisle Cos., Inc., 3.5%, 12/1/24	500,000	497,050
Carrier Global Corp., 3.577%, 4/5/50	200,000	160,148
Martin Marietta Materials, Inc., 3.2%, 7/15/51	500,000	369,641
Otis Worldwide Corp., 2.565%, 2/15/30	350,000	313,522
Quanta Services, Inc., 2.9%, 10/1/30	500,000	432,058
TD SYNNEX Corp., 1.75%, 8/9/26	500,000	447,307
TD SYNNEX Corp., 2.65%, 8/9/31	250,000	206,891
Textron, Inc., 2.45%, 3/15/31	250,000	211,726
TransDigm, Inc. (A), 6.25%, 3/15/26	475,000	478,563
Vontier Corp., 1.8%, 4/1/26	300,000	263,976
WRKCo, Inc., 3.9%, 6/1/28	350,000	345,485
WRKCo, Inc., 3%, 6/15/33	300,000	263,463
		5,995,928

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2022

Core Bond Fund Portfolio of Investments (unaudited)

Information Technology - 2.4%
Broadcom, Inc. (A), 3.187%, 11/15/36	12,000	9,640
Dell International LLC/EMC Corp., 8.35%, 7/15/46	87,000	112,198
Dell International LLC/EMC Corp. (A), 3.45%, 12/15/51	625,000	441,733
Fiserv, Inc., 3.5%, 7/1/29	750,000	711,840
HP, Inc., 2.65%, 6/17/31	600,000	496,819
Intuit, Inc., 1.65%, 7/15/30	250,000	212,390
Lam Research Corp., 1.9%, 6/15/30	200,000	175,178
Marvell Technology, Inc., 4.2%, 6/22/23	500,000	501,095
Oracle Corp., 3.95%, 3/25/51	750,000	585,054
Salesforce, Inc., 2.9%, 7/15/51	500,000	404,116
VMware, Inc., 2.2%, 8/15/31	500,000	406,801
Workday, Inc., 3.7%, 4/1/29	300,000	289,657
		4,346,521
Materials - 0.6%
Arconic Corp. (A), 6%, 5/15/25	250,000	251,464
Celanese U.S. Holdings LLC, 6.165%, 7/15/27	250,000	253,847
International Flavors & Fragrances, Inc. (A), 3.468%, 12/1/50	500,000	386,250
LYB International Finance III LLC, 3.625%, 4/1/51	400,000	309,628
		1,201,189
Utilities - 1.9%
AES Corp., 1.375%, 1/15/26	750,000	676,126
Berkshire Hathaway Energy Co., 1.65%, 5/15/31	350,000	294,741
Duke Energy Corp., 3.75%, 9/1/46	500,000	420,132
Florida Power & Light Co., 2.875%, 12/4/51	700,000	559,030
Interstate Power & Light Co., 3.5%, 9/30/49	250,000	206,613
NextEra Energy Capital Holdings, Inc., 1.9%, 6/15/28	600,000	537,674
PECO Energy Co., 3.05%, 3/15/51	750,000	608,682
Wisconsin Electric Power Co., 1.7%, 6/15/28	300,000	271,534
		3,574,532
Total Corporate Notes and Bonds ( Cost $59,624,175 )		53,857,203
FOREIGN CORPORATE BONDS - 2.2%
Communication Services - 0.4%
Alibaba Group Holding Ltd., 2.125%, 2/9/31	500,000	423,039
Vodafone Group PLC, 5%, 5/30/38	250,000	249,532
		672,571
Consumer Discretionary - 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd. (A), 4.75%, 10/20/28	250,000	244,128
Financials - 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 1/30/26	500,000	442,580
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.625%, 10/15/27	250,000	240,020
Avolon Holdings Funding Ltd. (A), 2.125%, 2/21/26	500,000	434,444
Toronto-Dominion Bank (E), 4.456%, 6/8/32	300,000	305,133
		1,422,177

Health Care - 0.7%
Royalty Pharma PLC, 2.2%, 9/2/30	500,000	422,784
Royalty Pharma PLC, 3.55%, 9/2/50	500,000	372,811
STERIS Irish FinCo UnLtd Co., 3.75%, 3/15/51	500,000	409,981
		1,205,576
Information Technology - 0.2%
Analog Devices, Inc., 1.7%, 10/1/28	500,000	452,990

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2022

Core Bond Fund Portfolio of Investments (unaudited)

Total Foreign Corporate Bonds ( Cost $4,496,816 )		3,997,442
MORTGAGE BACKED SECURITIES - 15.7%
Fannie Mae - 10.0%
3%, 9/1/30 Pool # 890696	347,206	348,136
3%, 12/1/30 Pool # AL8924	173,389	173,428
7%, 11/1/31 Pool # 607515	4,075	4,301
3.5%, 12/1/31 Pool # MA0919	115,179	118,467
6.5%, 3/1/32 Pool # 631377	13,731	14,386
6.5%, 5/1/32 Pool # 636758	853	896
7%, 5/1/32 Pool # 644591	413	419
6.5%, 6/1/32 Pool # 545691	24,013	25,753
3.5%, 8/1/32 Pool # MA3098	151,053	154,090
3.5%, 9/1/32 Pool # MA3126	104,436	106,535
5.5%, 11/1/33 Pool # 555880	30,372	32,196
5%, 5/1/34 Pool # 780890	13,552	14,392
4%, 2/1/35 Pool # MA2177	284,568	294,759
5%, 8/1/35 Pool # 829670	32,076	33,732
5%, 9/1/35 Pool # 820347	44,637	47,410
5%, 9/1/35 Pool # 835699	38,714	40,240
3.5%, 12/1/35 Pool # MA2473	274,286	281,428
4.5%, 12/1/35 Pool # 745147	4,643	4,841
5%, 12/1/35 Pool # 850561	11,565	12,245
6%, 11/1/36 Pool # 902510	35,549	38,689
6%, 10/1/37 Pool # 947563	37,214	40,575
6.5%, 12/1/37 Pool # 889072	26,958	29,522
6.5%, 8/1/38 Pool # 987711	60,703	67,290
3%, 11/1/39 Pool # MA3831	113,155	111,454
4%, 9/1/40 Pool # AE3039	290,677	298,829
4%, 1/1/41 Pool # AB2080	212,586	219,058
2.5%, 5/1/41 Pool # MA4334	1,402,542	1,337,608
5.5%, 7/1/41 Pool # AL6588	210,571	226,214
4%, 9/1/41 Pool # AJ1406	101,170	103,992
4%, 10/1/41 Pool # AJ4046	301,477	311,423
3.5%, 11/1/41 Pool # AB3867	111,387	112,686
2.5%, 3/1/42 Pool # MA4571	1,954,217	1,863,720
2.5%, 3/1/42 Pool # CB3076	735,981	699,605
4%, 3/1/42 Pool # AL1998	432,155	445,309
3.5%, 6/1/42 Pool # AO4134	483,523	487,864
3.5%, 8/1/42 Pool # AP2133	229,315	231,374
3%, 9/1/42 Pool # AP6568	58,510	57,664
3.5%, 9/1/42 Pool # AB6228	143,769	145,397
4%, 10/1/42 Pool # AP7363	301,320	310,084
3.5%, 1/1/43 Pool # AQ9326	282,842	288,332
3%, 2/1/43 Pool # AL3072	466,197	459,448
3.5%, 3/1/43 Pool # AT0310	235,625	238,297
3.5%, 4/1/43 Pool # AT2887	224,408	226,952
4%, 1/1/45 Pool # AS4257	73,132	75,127
4.5%, 10/1/46 Pool # MA2783	37,603	38,775
3%, 1/1/47 Pool # BE0108	367,908	360,193
2.5%, 12/1/47 Pool # FM3165	746,052	706,264
3%, 8/1/48 Pool # FS0517	900,962	882,175
4%, 11/1/50 Pool # FM5530	664,284	673,035
4%, 5/1/52 Pool # CB3627	1,239,545	1,248,950
4%, 5/1/52 Pool # CB3678	995,996	1,006,634

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2022

Core Bond Fund Portfolio of Investments (unaudited)

4%, 5/1/52 Pool # FS1704	478,880	486,124
4%, 5/1/52 Pool # FS1818	747,729	755,723
3.5%, 6/1/52 Pool # CB3845	995,291	989,457
4.5%, 8/1/52 Pool # CB4383	1,000,000	1,024,180
		18,305,677
Freddie Mac - 5.7%
4.5%, 2/1/25 Pool # J11722	21,387	22,031
4.5%, 5/1/25 Pool # J12247	48,345	49,801
8%, 6/1/30 Pool # C01005	316	346
6.5%, 1/1/32 Pool # C62333	15,007	15,752
2.5%, 2/1/32 Pool # ZS8641	245,223	242,110
3.5%, 8/1/32 Pool # C91485	129,634	133,441
4%, 5/1/33 Pool # G18693	236,937	243,570
4.5%, 6/1/34 Pool # C01856	170,489	177,786
2.5%, 6/1/35 Pool # RC1421	369,210	360,265
6.5%, 11/1/36 Pool # C02660	3,958	4,437
5.5%, 1/1/37 Pool # G04593	110,469	118,775
5.5%, 11/1/37 Pool # A68787	67,581	72,157
5.5%, 12/1/38 Pool # G05267	175,848	189,080
4.5%, 8/1/39 Pool # G08361	176,427	184,176
3.5%, 11/1/40 Pool # G06168	159,128	161,260
2%, 3/1/41 Pool # RB5105	1,052,270	974,757
2.5%, 6/1/41 Pool # SC0151	893,166	851,795
4%, 10/1/41 Pool # Q04092	332,590	342,192
4.5%, 3/1/42 Pool # G07491	195,308	203,586
3%, 9/1/42 Pool # C04233	278,355	274,547
3%, 2/1/43 Pool # Q15767	198,973	195,882
3%, 4/1/43 Pool # V80025	204,589	200,878
3%, 4/1/43 Pool # V80026	202,658	199,886
3.5%, 8/1/44 Pool # Q27927	225,592	228,339
3%, 7/1/45 Pool # G08653	318,623	313,356
3.5%, 8/1/45 Pool # Q35614	238,297	239,854
3%, 11/1/45 Pool # G08675	262,353	257,800
3%, 1/1/46 Pool # G08686	336,988	330,949
3%, 10/1/46 Pool # G60722	355,100	347,912
3.5%, 11/1/47 Pool # Q52079	292,421	294,110
2.5%, 4/1/48 Pool # QA2240	891,625	837,281
3%, 7/1/49 Pool # QA1033	402,887	390,777
3.5%, 4/1/52 Pool # SD0960	1,243,238	1,238,356
3.5%, 5/1/52 Pool # RA7380	744,671	739,095
		10,436,339
Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714	3,926	4,151
6.5%, 4/20/31 Pool # 3068	1,929	2,063
4%, 4/15/39 Pool # 698089	12,783	13,275
		19,489
Total Mortgage Backed Securities ( Cost $29,385,363 )		28,761,505
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 34.5%
U.S. Treasury Bonds - 9.0%
6.625%, 2/15/27	2,000,000	2,325,547
5.375%, 2/15/31	1,250,000	1,508,887
4.500%, 5/15/38	1,250,000	1,533,643
2.250%, 5/15/41	4,250,000	3,668,945
3.750%, 8/15/41	1,000,000	1,090,117

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2022

Core Bond Fund Portfolio of Investments (unaudited)

3.000%, 5/15/45		1,000,000	956,992
3.000%, 5/15/47		750,000	722,578
3.375%, 11/15/48		500,000	525,488
1.250%, 5/15/50		3,000,000	1,985,508
1.875%, 2/15/51		2,750,000	2,141,670
			16,459,375
U.S. Treasury Notes - 25.5%
2.750%, 2/15/24		3,250,000	3,239,844
2.250%, 12/31/24		5,750,000	5,666,445
2.250%, 11/15/25		6,750,000	6,630,293
0.375%, 1/31/26		5,500,000	5,057,422
1.500%, 8/15/26		5,000,000	4,758,398
2.375%, 5/15/27		5,280,000	5,194,200
2.875%, 5/15/28		2,250,000	2,267,227
2.625%, 2/15/29		5,500,000	5,474,434
0.625%, 8/15/30		4,500,000	3,847,851
1.375%, 11/15/31		5,150,000	4,618,101
			46,754,215
Total U.S. Government and Agency Obligations ( Cost $67,110,882 )			63,213,590
		Shares
SHORT-TERM INVESTMENTS - 4.2%
State Street Institutional U.S. Government Money Market Select Fund, 1.88%, Premier Class (G)		6,203,798	6,203,798
State Street Navigator Securities Lending Government Money Market Portfolio, 2.30% (G) (H)		1,465,658	1,465,658

Total Short-Term Investments ( Cost $7,669,456 )			7,669,456
TOTAL INVESTMENTS - 100.6% (Cost $197,078,211 )			184,552,804
NET OTHER ASSETS AND LIABILITIES - (0.6%)			(1,147,842)
TOTAL NET ASSETS - 100.0%			$183,404,962

(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."
(B)	Stepped rate security. Rate shown is as of July 31, 2022.
(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(D)	Floating rate or variable rate note. Rate shown is as of July 31, 2022.
(E)	All or a portion of these securities, with an aggregate fair value of $1,447,036, are on loan as part of a securities lending program. See footnote (H) and Note 5 for details on the securities lending program.
(F)	Restricted. The aggregate cost of such securities is $500,000. The aggregate value is $462,500, representing 0.3% of net assets.
(G)	7-day yield.
(H)	Represents investments of cash collateral received in connection with securities lending.
CMT	Constant Maturity Treasury.
DAC	Designated Activity Company.
FREMF	Freddie Mac Multifamily Securities
IO	Interest Only.
LLC	Limited Liability Company.
PLC	Public Limited Company.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
SOFR30A	30-day SOFR Average.
STACR	Structured Agency Credit Risk.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2022

Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
COMMON STOCKS - 67.9%
Communication Services - 4.2%
Comcast Corp., Class A	95,550	$3,585,036
Verizon Communications, Inc.	76,350	3,526,607
		7,111,643
Consumer Discretionary - 5.8%
Home Depot, Inc.	13,300	4,002,502
McDonald's Corp.	16,650	4,385,110
Starbucks Corp.	18,950	1,606,581
		9,994,193
Consumer Staples - 7.0%
Archer-Daniels-Midland Co.	37,950	3,141,121
Coca-Cola Co.	32,650	2,095,151
Colgate-Palmolive Co.	16,350	1,287,399
PepsiCo, Inc.	20,600	3,604,176
Procter & Gamble Co.	13,100	1,819,721
		11,947,568
Energy - 5.3%
Baker Hughes Co.	113,900	2,926,091
EOG Resources, Inc.	27,700	3,080,794
Kinder Morgan, Inc.	170,000	3,058,300
		9,065,185
Financials - 11.4%
Aflac, Inc.	42,350	2,426,655
BlackRock, Inc.	5,100	3,412,818
CME Group, Inc.	17,600	3,510,848
JPMorgan Chase & Co.	21,875	2,523,500
Northern Trust Corp.	20,850	2,080,413
Travelers Cos., Inc.	26,100	4,142,070
U.S. Bancorp	31,950	1,508,040
		19,604,344
Health Care - 11.7%
Bristol-Myers Squibb Co.	69,750	5,146,155
CVS Health Corp.	41,875	4,006,600
Johnson & Johnson	25,400	4,432,808
Medtronic PLC	36,850	3,409,362
Pfizer, Inc.	60,900	3,076,059
		20,070,984
Industrials - 8.2%
Caterpillar, Inc.	5,500	1,090,375
Emerson Electric Co.	21,550	1,941,008
Fastenal Co.	45,900	2,357,424
Honeywell International, Inc.	16,200	3,117,852
PACCAR, Inc.	38,050	3,482,336
Union Pacific Corp.	9,200	2,091,160
		14,080,155
Information Technology - 6.7%
Analog Devices, Inc.	8,175	1,405,773
Automatic Data Processing, Inc.	6,950	1,675,784
Cisco Systems, Inc.	76,100	3,452,657
Paychex, Inc.	11,725	1,504,083
Texas Instruments, Inc.	19,000	3,398,910
		11,437,207

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2022

Diversified Income Fund Portfolio of Investments (unaudited)

Materials - 3.2%
Air Products & Chemicals, Inc.	7,547	1,873,392
Newmont Corp.	37,200	1,684,416
Nucor Corp.	14,050	1,907,990
		5,465,798
Real Estate - 1.8%
American Tower Corp., REIT	11,600	3,141,628

Utilities - 2.6%
Dominion Energy, Inc.	54,800	4,492,504
Total Common Stocks ( Cost $88,987,310 )		116,411,209
	Par Value
ASSET BACKED SECURITIES - 1.0%
CCG Receivables Trust, Series 2020-1, Class A2 (A), 0.54%, 12/14/27	$120,669	118,483
Chesapeake Funding II LLC, Series 2018-3A, Class B (A), 3.62%, 1/15/31	100,000	99,988
Chesapeake Funding II LLC, Series 2020-1A, Class A1 (A), 0.87%, 8/15/32	45,614	45,165
CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 1/15/26	130,000	129,722
Dell Equipment Finance Trust, Series 2019-2, Class A3 (A), 1.91%, 10/22/24	4,458	4,454
Dell Equipment Finance Trust, Series 2021-1, Class A3 (A), 0.43%, 5/22/26	140,000	136,208
Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2 (A), 0.56%, 12/11/34	107,786	104,542
Enterprise Fleet Financing LLC, Series 2019-3, Class A2 (A), 2.06%, 5/20/25	43,755	43,558
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class B, 2.87%, 10/16/24	150,000	149,676
JPMorgan Chase Bank NA, Series 2021-2, Class B (A), 0.889%, 12/26/28	146,259	141,611
JPMorgan Chase Bank NA, Series 2021-3, Class C (A), 0.86%, 2/26/29	151,470	145,222
LAD Auto Receivables Trust, Series 2021-1A, Class A (A), 1.3%, 8/17/26	144,703	140,207
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class A3 (A), 0.46%, 8/15/24	44,991	44,870
Santander Revolving Auto Loan Trust, Series 2019-A, Class C (A), 3%, 1/26/32	150,000	143,668
Synchrony Credit Card Master Note Trust, Series 2018-2, Class C, 3.87%, 5/15/26	91,667	90,520
Verizon Owner Trust, Series 2020-A, Class B, 1.98%, 7/22/24	100,000	98,870
Total Asset Backed Securities ( Cost $1,680,879 )		1,636,764
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.5%
CIM Trust, Series 2021-J2, Class A4 (A) (B), 2.5%, 4/25/51	146,783	136,922
Federal Home Loan Mortgage Corp. REMICS, Series 3187, Class Z, 5%, 7/15/36	101,719	107,962
Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA3, Class M1, (SOFR30A + 0.750%) (A) (B), 2.264%, 10/25/33	130,026	128,232
Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R01, Class 1M1, (SOFR30A + 1.000%) (A) (B), 2.514%, 12/25/41	152,226	148,970
Federal National Mortgage Association REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	77,766	78,351
Federal National Mortgage Association REMICS, Series 2011-36, Class QB, 4%, 5/25/31	108,717	111,450
Federal National Mortgage Association REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	39,146	42,323
Federal National Mortgage Association REMICS, Series 2020-44, Class TI, IO, 5.5%, 12/25/35	942,083	157,616
Federal National Mortgage Association REMICS, Series 2016-21, Class BA, 3%, 3/25/42	25,800	25,726
Flagstar Mortgage Trust, Series 2021-9INV, Class A1 (A) (B), 2.5%, 9/25/41	88,607	81,902
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class A2 (A) (B), 2.5%, 5/25/51	176,591	156,835
JPMorgan Mortgage Trust, Series 2019-7, Class A3 (A) (B), 3.5%, 2/25/50	31,930	30,468
JPMorgan Mortgage Trust, Series 2021-1, Class A3 (A) (B), 2.5%, 6/25/51	201,316	178,794
JPMorgan Mortgage Trust, Series 2021-3, Class A3 (A) (B), 2.5%, 7/25/51	114,468	101,662
JPMorgan Mortgage Trust, Series 2021-6, Class A4 (A) (B), 2.5%, 10/25/51	279,003	258,753
JPMorgan Wealth Management, Series 2020-ATR1, Class A3 (A) (B), 3%, 2/25/50	61,020	55,791
PSMC Trust, Series 2019-2, Class A1 (A) (B), 3.5%, 10/25/49	2,614	2,579
PSMC Trust, Series 2021-1, Class A11 (A) (B), 2.5%, 3/25/51	203,049	187,805
RCKT Mortgage Trust, Series 2021-6, Class A5 (A) (B), 2.5%, 12/25/51	185,993	172,773
RCKT Mortgage Trust, Series 2022-1, Class A5 (A) (B), 2.5%, 1/25/52	192,315	178,116
Sequoia Mortgage Trust, Series 2013-7, Class A2 (B) (C), 3%, 6/25/43	151,739	142,218

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2022

Diversified Income Fund Portfolio of Investments (unaudited)

Towd Point HE Trust, Series 2021-HE1, Class A1 (A) (B), 0.918%, 2/25/63	102,781	97,760
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-2, Class A1 (A) (B), 4%, 4/25/49	24,576	24,195
Total Collateralized Mortgage Obligations ( Cost $2,759,653 )		2,607,203
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.9%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	159,469	158,160
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	600,000	599,211
Federal National Mortgage Association-Aces, Series 2013-M12, Class APT (B) (C), 2.425%, 3/25/23	119,614	118,755
Federal National Mortgage Association-Aces, Series 2017-M15, Class ATS2 (B) (C), 3.153%, 11/25/27	236,132	235,495
FREMF Mortgage Trust, Series 2015-K721, Class B (A) (B), 3.766%, 11/25/47	250,000	249,414
FREMF Mortgage Trust, Series 2015-K44, Class B, (A) (B), 3.719%, 1/25/48	240,000	236,316
GSAMP Trust, Series 2006-S5, Class M5 (C), 7.488% 9/25/36	534,000	-
Total Commercial Mortgage-Backed Securities ( Cost $1,616,121 )		1,597,351
CORPORATE NOTES AND BONDS - 9.4%
Communication Services - 1.1%
AT&T, Inc. (D), 2.25%, 2/1/32	150,000	127,803
AT&T, Inc., 4.75%, 5/15/46	200,000	196,077
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.908%, 7/23/25	200,000	202,867
Comcast Corp., 4.15%, 10/15/28	275,000	281,885
Discovery Communications LLC, 5%, 9/20/37	250,000	236,267
eBay, Inc., 1.9%, 3/11/25	50,000	47,792
eBay, Inc. (D), 2.6%, 5/10/31	250,000	215,424
Expedia Group, Inc., 3.25%, 2/15/30	200,000	172,970
T-Mobile USA, Inc., 2.625%, 4/15/26	100,000	94,250
Verizon Communications, Inc., 4.329%, 9/21/28	150,000	153,788
Verizon Communications, Inc., 3.875%, 2/8/29	100,000	99,833
		1,828,956
Consumer Discretionary - 0.8%
7-Eleven, Inc. (A), 1.8%, 2/10/31	100,000	81,625
Hilton Domestic Operating Co., Inc. (A), 5.375%, 5/1/25	100,000	100,000
Home Depot, Inc., 3.35%, 4/15/50	100,000	87,004
Lowe's Cos., Inc., 3%, 10/15/50	250,000	185,788
Lowe's Cos., Inc. (D), 4.25%, 4/1/52	125,000	115,010
Magallanes, Inc. (A), 5.141%, 3/15/52	75,000	66,119
Magallanes, Inc. (A), 5.391%, 3/15/62	50,000	44,228
McDonald's Corp., 4.875%, 12/9/45	300,000	314,872
Southwest Airlines Co., 5.25%, 5/4/25	50,000	51,508
Southwest Airlines Co., 5.125%, 6/15/27	200,000	207,121
Tractor Supply Co., 1.75%, 11/1/30	125,000	102,127
		1,355,402
Consumer Staples - 0.4%
Conagra Brands, Inc., 0.5%, 8/11/23	150,000	145,498
Hormel Foods Corp. (D), 1.8%, 6/11/30	100,000	87,714
Keurig Dr Pepper, Inc., 3.8%, 5/1/50	75,000	63,495
Mars, Inc. (A) (D), 2.375%, 7/16/40	250,000	191,716
Mars, Inc. (A), 3.95%, 4/1/49	200,000	189,959
Performance Food Group, Inc. (A), 5.5%, 10/15/27	50,000	49,271
Sysco Corp., 5.95%, 4/1/30	42,000	46,297
		773,950

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2022

Diversified Income Fund Portfolio of Investments (unaudited)

Energy - 1.5%
BP Capital Markets America, Inc., 3.119%, 5/4/26	200,000	197,597
ConocoPhillips Co., 4.15%, 11/15/34	129,000	124,226
Eastern Gas Transmission & Storage, Inc. (A), 3%, 11/15/29	150,000	139,926
Energy Transfer LP, 5.25%, 4/15/29	75,000	76,069
Exxon Mobil Corp., 4.114%, 3/1/46	125,000	121,048
Kinder Morgan, Inc., 5.55%, 6/1/45	200,000	201,228
Marathon Petroleum Corp., 4.7%, 5/1/25	100,000	101,826
MPLX LP, 4.8%, 2/15/29	150,000	151,294
MPLX LP, 2.65%, 8/15/30	100,000	86,633
Phillips 66, 2.15%, 12/15/30	200,000	171,042
Phillips 66, 4.65%, 11/15/34	150,000	153,481
Pioneer Natural Resources Co., 2.15%, 1/15/31	75,000	64,298
Schlumberger Holdings Corp. (A), 4%, 12/21/25	20,000	20,040
Schlumberger Holdings Corp. (A), 3.9%, 5/17/28	292,000	285,272
Valero Energy Corp., 6.625%, 6/15/37	250,000	285,201
Valero Energy Corp., 4%, 6/1/52	50,000	42,572
Valero Energy Partners LP, 4.5%, 3/15/28	300,000	301,826
		2,523,579
Financials - 2.9%
Air Lease Corp., 1.875%, 8/15/26	100,000	89,106
Bank of America Corp., (3 mo. USD LIBOR + 1.090%) (B) (C), 3.093%, 10/1/25	400,000	389,607
Bank of America Corp., Series N, (SOFR + 0.910%) (B) (C), 1.658%, 3/11/27	200,000	182,784
Bank of America Corp., (5 year CMT + 2.000%) (B) (C), 3.846%, 3/8/37	150,000	135,840
Belrose Funding Trust (A), 2.33%, 8/15/30	100,000	82,807
Berkshire Hathaway Finance Corp., 3.85%, 3/15/52	100,000	91,672
BlackRock, Inc., 2.1%, 2/25/32	150,000	130,183
Capital One Financial Corp., (SOFR + 2.057%) (B) (C) (D), 4.927%, 5/10/28	125,000	126,256
Capital One Financial Corp., (SOFR + 1.790%) (B) (C), 3.273%, 3/1/30	100,000	90,644
Cboe Global Markets, Inc., 3.65%, 1/12/27	130,000	130,509
Citigroup, Inc., (SOFR + 2.086%) (B) (C), 4.91%, 5/24/33	75,000	77,284
Empower Finance 2020 LP (A), 3.075%, 9/17/51	100,000	73,193
Fifth Third Bancorp, 2.55%, 5/5/27	125,000	116,899
Fifth Third Bancorp, (SOFR + 1.660%) (B) (C), 4.337%, 4/25/33	125,000	123,096
GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/32	100,000	84,753
Goldman Sachs BDC, Inc. (D), 2.875%, 1/15/26	100,000	93,532
Goldman Sachs Group, Inc., (SOFR + 0.913%) (B) (C), 1.948%, 10/21/27	350,000	319,410
Healthpeak Properties, Inc., 3.25%, 7/15/26	50,000	48,796
Huntington Bancshares, Inc., (5 year CMT + 1.170%) (B) (C) (D), 2.487%, 8/15/36	200,000	156,518
Intercontinental Exchange, Inc., 4.6%, 3/15/33	100,000	102,931
Iron Mountain, Inc. (A), 4.5%, 2/15/31	50,000	43,875
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 2.625%, 10/15/31	125,000	100,528
JPMorgan Chase & Co., (3 mo. USD SOFR + 0.695%) (B) (C), 1.04%, 2/4/27	200,000	179,782
KKR Group Finance Co. VIII LLC (A), 3.5%, 8/25/50	125,000	99,026
Liberty Mutual Group, Inc. (A), 3.95%, 5/15/60	25,000	18,511
Morgan Stanley, 3.875%, 1/27/26	100,000	100,638
Morgan Stanley, (SOFR + 0.879%) (B) (C), 1.593%, 5/4/27	100,000	91,074
Morgan Stanley, (SOFR + 1.020%) (B) (C), 1.928%, 4/28/32	100,000	82,489
NASDAQ, Inc., 1.65%, 1/15/31	250,000	206,517
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	100,000	83,081
PNC Financial Services Group, Inc. (D), 3.45%, 4/23/29	300,000	288,235
Public Storage (D), 1.85%, 5/1/28	200,000	179,424
STORE Capital Corp. (D), 4.5%, 3/15/28	100,000	99,106
Synchrony Financial, 3.7%, 8/4/26	150,000	141,914
Teachers Insurance & Annuity Association of America (A), 3.3%, 5/15/50	100,000	79,538

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2022

Diversified Income Fund Portfolio of Investments (unaudited)

Truist Bank, 2.25%, 3/11/30	50,000	42,828
Truist Financial Corp., (SOFR + 0.609%) (B) (C) (D), 1.267%, 3/2/27	200,000	182,247
Wells Fargo & Co., (SOFR + 2.100%) (B) (C), 2.393%, 6/2/28	100,000	91,701
Welltower, Inc., 2.05%, 1/15/29	100,000	87,041
Weyerhaeuser Co., 3.375%, 3/9/33	150,000	136,828
		4,980,203
Health Care - 0.8%
Block, Inc., 2.75%, 6/1/26	100,000	93,250
Centene Corp., 2.45%, 7/15/28	150,000	134,250
Cigna Corp., 4.375%, 10/15/28	50,000	51,027
CVS Health Corp., 5.125%, 7/20/45	250,000	257,057
Gartner, Inc. (A), 4.5%, 7/1/28	100,000	96,056
Health Care Service Corp. A Mutual Legal Reserve Co. (A), 2.2%, 6/1/30	50,000	43,530
PerkinElmer, Inc., 0.55%, 9/15/23	250,000	240,973
United Rentals North America, Inc., 5.5%, 5/15/27	50,000	50,825
UnitedHealth Group, Inc., 3.7%, 8/15/49	50,000	45,577
Viatris, Inc., 2.7%, 6/22/30	125,000	102,607
Zoetis, Inc. (D), 3%, 9/12/27	200,000	192,817
Zoetis, Inc., 3%, 5/15/50	100,000	77,957
		1,385,926
Industrials - 0.7%
Ashtead Capital, Inc. (A), 2.45%, 8/12/31	125,000	100,475
Boeing Co., 2.196%, 2/4/26	100,000	93,230
Boeing Co., 3.625%, 2/1/31	125,000	114,828
Boeing Co., 5.805%, 5/1/50	50,000	50,092
Martin Marietta Materials, Inc., 3.2%, 7/15/51	200,000	147,856
Otis Worldwide Corp., 2.565%, 2/15/30	125,000	111,972
Quanta Services, Inc., 2.9%, 10/1/30	150,000	129,617
TD SYNNEX Corp., 2.65%, 8/9/31	50,000	41,378
Textron, Inc., 2.45%, 3/15/31	100,000	84,690
TransDigm, Inc. (A), 6.25%, 3/15/26	75,000	75,563
Vulcan Materials Co. (D), 3.5%, 6/1/30	100,000	92,818
WRKCo, Inc., 3.9%, 6/1/28	125,000	123,387
		1,165,906
Information Technology - 0.5%
Broadcom, Inc. (A), 3.187%, 11/15/36	10,000	8,034
Dell International LLC/EMC Corp., 8.35%, 7/15/46	19,000	24,503
Dell International LLC/EMC Corp. (A) (D), 3.45%, 12/15/51	150,000	106,016
HP, Inc., 2.65%, 6/17/31	200,000	165,606
Intel Corp., 3.734%, 12/8/47	272,000	239,620
Intuit, Inc., 1.65%, 7/15/30	125,000	106,195
Oracle Corp., 3.95%, 3/25/51	150,000	117,011
Salesforce, Inc., 2.9%, 7/15/51	100,000	80,823
		847,808
Materials - 0.3%
Celanese U.S. Holdings LLC, 6.165%, 7/15/27	100,000	101,539
DuPont de Nemours, Inc., 4.725%, 11/15/28	180,000	186,991
International Flavors & Fragrances, Inc. (A), 1.832%, 10/15/27	250,000	220,652
		509,182
Utilities - 0.4%
AES Corp., 1.375%, 1/15/26	250,000	225,375
Berkshire Hathaway Energy Co., 1.65%, 5/15/31	125,000	105,265
Florida Power & Light Co., 2.875%, 12/4/51	150,000	119,792
Interstate Power & Light Co. (D), 3.5%, 9/30/49	100,000	82,645
PECO Energy Co., 3.05%, 3/15/51	193,000	156,634

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2022

Diversified Income Fund Portfolio of Investments (unaudited)

Wisconsin Electric Power Co., 1.7%, 6/15/28	100,000	90,512
		780,223
Total Corporate Notes and Bonds ( Cost $17,543,513 )		16,151,135
FOREIGN CORPORATE BONDS - 0.7%
Financials - 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 1/30/26	150,000	132,774
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.625%, 10/15/27	150,000	144,012
Avolon Holdings Funding Ltd. (A), 2.125%, 2/21/26	150,000	130,333
Bank of Montreal, Series E (D), 3.3%, 2/5/24	110,000	109,837
Toronto-Dominion Bank (D), 4.456%, 6/8/32	100,000	101,711
		618,667
Health Care - 0.3%
Royalty Pharma PLC, 2.2%, 9/2/30	250,000	211,392
Royalty Pharma PLC, 3.55%, 9/2/50	250,000	186,406
STERIS Irish FinCo UnLtd Co. (D), 3.75%, 3/15/51	150,000	122,994
		520,792
Total Foreign Corporate Bonds Cost $1,288,844 )		1,139,459
LONG TERM MUNICIPAL BONDS - 0.3%
Hillsboro School District No 1J, General Obligation, 4.35%, 6/30/34, 4.355%, 6/30/34	200,000	203,607
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31, 6.548%, 11/15/31	325,000	363,092
University of Massachusetts Building Authority Revenue, Series B, 6.573%, 5/1/39	35,000	35,074
Total Long Term Municipal Bonds ( Cost $633,172 )		601,773
MORTGAGE BACKED SECURITIES - 5.3%
Fannie Mae - 3.3%
3%, 9/1/30 Pool # 890696	72,801	72,996
3%, 12/1/30 Pool # AL8924	115,593	115,619
7%, 11/1/31 Pool # 607515	4,075	4,301
3.5%, 12/1/31 Pool # MA0919	183,495	188,732
7%, 5/1/32 Pool # 644591	661	670
3.5%, 8/1/32 Pool # MA3098	50,351	51,363
3.5%, 9/1/32 Pool # MA3126	42,491	43,345
5.5%, 10/1/33 Pool # 254904	21,044	22,533
4%, 2/1/35 Pool # MA2177	123,313	127,729
5%, 8/1/35 Pool # 829670	18,649	19,611
5%, 9/1/35 Pool # 820347	26,625	28,280
5%, 9/1/35 Pool # 835699	24,097	25,047
3%, 12/1/35 Pool # AS6267	90,479	90,568
5%, 12/1/35 Pool # 850561	7,040	7,454
4%, 6/1/36 Pool # AL8618	86,654	89,745
5.5%, 9/1/36 Pool # 831820	36,580	38,750
5.5%, 10/1/36 Pool # 901723	6,070	6,308
5.5%, 12/1/36 Pool # 903059	33,349	34,990
3%, 11/1/39 Pool # MA3831	56,578	55,727
2.5%, 5/1/41 Pool # MA4334	219,147	209,001
4.5%, 7/1/41 Pool # AB3274	63,506	66,176
5.5%, 7/1/41 Pool # AL6588	63,171	67,864
2.5%, 3/1/42 Pool # CB3076	245,327	233,202
2.5%, 3/1/42 Pool # MA4571	244,277	232,965
3.5%, 6/1/42 Pool # AO4134	113,326	114,343
4%, 6/1/42 Pool # MA1087	69,973	72,106
3.5%, 8/1/42 Pool # AO8100	37,484	37,835

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2022

Diversified Income Fund Portfolio of Investments (unaudited)

3.5%, 8/1/42 Pool # AP2133	68,795	69,412
4%, 10/1/42 Pool # AP7363	129,137	132,893
3%, 2/1/43 Pool # AB8486	110,725	109,123
3%, 2/1/43 Pool # AB8563	72,695	71,643
3%, 2/1/43 Pool # AL3072	142,327	140,267
3%, 3/1/43 Pool # AB8818	107,260	105,707
3.5%, 3/1/43 Pool # AT0310	67,321	68,085
4%, 1/1/45 Pool # AS4257	38,491	39,541
4%, 1/1/45 Pool # MA2145	114,512	117,637
4.5%, 2/1/45 Pool # MA2193	73,436	76,521
3.5%, 12/1/45 Pool # AS6309	60,314	60,698
3%, 1/1/47 Pool # BE0108	122,636	120,064
2.5%, 12/1/47 Pool # FM3165	248,684	235,421
3.5%, 12/1/47 Pool # MA3210	118,308	118,635
4%, 7/1/48 Pool # MA3415	30,657	31,199
3%, 8/1/48 Pool # FS0517	225,241	220,544
4%, 11/1/50 Pool # FM5530	221,428	224,345
4%, 5/1/52 Pool # CB3627	495,818	499,580
4%, 5/1/52 Pool # CB3678	248,999	251,659
4%, 5/1/52 Pool # FS1704	143,664	145,837
4%, 5/1/52 Pool # FS1818	249,243	251,908
3.5%, 6/1/52 Pool # CB3845	248,823	247,364
4.5%, 8/1/52 Pool # CB4383	250,000	256,045
		5,651,388
Freddie Mac - 2.0%
4.5%, 2/1/25 Pool # J11722	5,347	5,508
4.5%, 5/1/25 Pool # J12247	5,180	5,336
8%, 6/1/30 Pool # C01005	585	641
6.5%, 1/1/32 Pool # C62333	22,511	23,628
2.5%, 2/1/32 Pool # ZS8641	163,482	161,407
2.5%, 6/1/35 Pool # RC1421	123,070	120,088
4.5%, 8/1/39 Pool # G08361	88,213	92,088
3.5%, 11/1/40 Pool # G06168	84,410	85,541
2%, 3/1/41 Pool # RB5105	420,908	389,903
2.5%, 6/1/41 Pool # SC0151	223,292	212,949
4.5%, 9/1/41 Pool # Q03516	52,782	54,923
4%, 10/1/41 Pool # Q04092	78,612	80,882
3%, 8/1/42 Pool # G08502	74,643	73,622
3%, 9/1/42 Pool # C04233	51,248	50,547
3%, 4/1/43 Pool # V80025	136,393	133,918
3%, 4/1/43 Pool # V80026	135,106	133,257
3.5%, 8/1/44 Pool # Q27927	174,834	176,962
3%, 7/1/45 Pool # G08653	106,208	104,452
3.5%, 8/1/45 Pool # Q35614	119,149	119,927
3%, 10/1/46 Pool # G60722	115,408	113,071
4%, 3/1/47 Pool # Q46801	43,405	44,369
3.5%, 12/1/47 Pool # Q52955	156,553	157,393
2.5%, 4/1/48 Pool # QA2240	198,139	186,062
3%, 7/1/49 Pool # QA1033	119,777	116,177
3.5%, 4/1/52 Pool # SD0960	497,295	495,342
3.5%, 5/1/52 Pool # RA7380	248,224	246,365
		3,384,358

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2022

Diversified Income Fund Portfolio of Investments (unaudited)

Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714		5,497	5,812
6.5%, 4/20/31 Pool # 3068		3,215	3,438
			9,250
Total Mortgage Backed Securities ( Cost $9,236,813 )			9,044,996
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 11.6%
U.S. Treasury Bonds - 2.9%
6.625%, 2/15/27		700,000	813,941
2.250%, 5/15/41		1,500,000	1,294,922
3.750%, 8/15/41		400,000	436,047
3.000%, 5/15/42		400,000	388,594
2.500%, 2/15/45		500,000	438,047
2.500%, 5/15/46		200,000	175,211
3.000%, 2/15/48		250,000	243,076
1.250%, 5/15/50		1,250,000	827,295
1.875%, 2/15/51		500,000	389,394
			5,006,527
U.S. Treasury Notes - 8.7%
2.250%, 12/31/24		1,500,000	1,478,203
2.000%, 8/15/25		1,750,000	1,707,207
2.250%, 11/15/25		2,000,000	1,964,531
0.375%, 1/31/26		1,500,000	1,379,297
1.500%, 8/15/26		1,500,000	1,427,520
2.375%, 5/15/27		505,000	496,794
0.375%, 9/30/27		1,000,000	887,383
2.875%, 5/15/28		1,000,000	1,007,656
2.625%, 2/15/29		1,750,000	1,741,865
0.625%, 8/15/30		1,750,000	1,496,387
1.375%, 11/15/31		1,400,000	1,255,406
			14,842,249
Total U.S. Government and Agency Obligations ( Cost $21,153,553 )			19,848,776
		Shares
SHORT-TERM INVESTMENTS - 2.3%
State Street Institutional U.S. Government Money Market Select Fund, 1.88%, Premier Class (E)		2,281,654	2,281,654
State Street Navigator Securities Lending Government Money Market Portfolio, 2.30% (E) (F)		1,691,165	1,691,165
Total Short-Term Investments ( Cost $3,972,819 )			3,972,819
TOTAL INVESTMENTS - 100.9% ( Cost $148,872,677 )			173,011,485
NET OTHER ASSETS AND LIABILITIES - (0.9%)			(1,541,387)
TOTAL NET ASSETS - 100.0%			$171,470,098

(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."
(B)	Floating rate or variable rate note. Rate shown is as of July 31, 2022.
(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(D)	All or a portion of these securities, with an aggregate fair value of $1,661,563, are on loan as part of a securities lending program. See footnote (F) and Note 5 for details on the securities lending program.
(E)	7-day yield.
(F)	Represents investments of cash collateral received in connection with securities lending.
CMT	Constant Maturity Treasury.
DAC	Designated Activity Company.
FREMF	Freddie Mac Multifamily
IO	Interest Only.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2022

Diversified Income Fund Portfolio of Investments (unaudited)

LIBOR	London Interbank Offered Rate.
LLC	Limited Liability Company.
LP	Limited Partnership.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
SOFR30A	30-day SOFR Average.
STACR	Structured Agency Credit Risk.
USD	United States Dollar.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2022

Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
COMMON STOCKS - 81.2%
Communication Services - 8.8%
Alphabet, Inc., Class C * (A)	14,000	$1,632,960
Comcast Corp., Class A (A)	62,500	2,345,000
Lumen Technologies, Inc.	189,000	2,058,210
T-Mobile U.S., Inc. * (A)	30,000	4,291,800
		10,327,970
Consumer Discretionary - 12.6%
Amazon.com, Inc. * (A)	22,000	2,968,900
Home Depot, Inc. (A)	9,600	2,889,024
Las Vegas Sands Corp. * (A)	99,000	3,731,310
Nordstrom, Inc.	83,000	1,951,330
Starbucks Corp. (A)	13,000	1,102,140
TJX Cos., Inc. (A)	36,500	2,232,340
		14,875,044
Consumer Staples - 2.8%
Archer-Daniels-Midland Co. (A)	40,000	3,310,800
Energy - 9.6%
APA Corp.	94,000	3,493,980
Baker Hughes Co.	99,000	2,543,310
EOG Resources, Inc. (A)	21,500	2,391,230
Transocean Ltd. *	850,000	2,873,000
		11,301,520
Financials - 8.5%
Aflac, Inc. (A)	20,000	1,146,000
BlackRock, Inc. (A)	3,400	2,275,212
CME Group, Inc. (A)	9,800	1,954,904
JPMorgan Chase & Co. (A)	21,900	2,526,384
Travelers Cos., Inc. (A)	13,000	2,063,100
		9,965,600
Health Care - 9.5%
CVS Health Corp. (A)	34,600	3,310,528
Gilead Sciences, Inc. (A)	45,100	2,694,725
Medtronic PLC (A)	24,100	2,229,732
Stryker Corp. (A)	13,500	2,899,125
		11,134,110
Industrials - 6.4%
3M Co. (A)	7,000	1,002,680
FedEx Corp. (A)	6,400	1,491,776
Honeywell International, Inc. (A)	15,500	2,983,130
PACCAR, Inc. (A)	22,400	2,050,048
		7,527,634
Information Technology - 15.1%
Adobe, Inc. *	6,500	2,665,780
Analog Devices, Inc. (A)	13,500	2,321,460
Ciena Corp. * (A)	25,000	1,290,000
Fiserv, Inc. * (A)	35,000	3,698,800
Microsoft Corp. (A)	7,500	2,105,550
PayPal Holdings, Inc. * (A)	29,100	2,518,023
Visa, Inc., Class A (A)	14,800	3,139,228
		17,738,841

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2022

Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

Materials - 4.7%
Barrick Gold Corp.				206,000	3,242,440
Newmont Corp. (A)				51,000	2,309,280
					5,551,720
Utilities - 3.2%
AES Corp. (A)				167,000	3,710,740
Total Common Stocks ( Cost $114,384,544 )					95,443,979
EXCHANGE TRADED FUNDS - 0.8%
Stock Funds - 0.8%
VanEck Gold Miners ETF				36,500	958,855
Total Exchange Traded Funds ( Cost $1,399,225 )					958,855
SHORT-TERM INVESTMENTS - 19.8%
State Street Institutional U.S. Government Money Market Select Fund, 1.88%, Premier Class (B)				23,328,232	23,328,232
Total Short-Term Investments ( Cost $23,328,232 )					23,328,232
TOTAL PUT OPTIONS PURCHASED - 0.0% ( Cost $47,168 )					—
TOTAL INVESTMENTS - 101.8% ( Cost $139,159,169 )					119,731,066
TOTAL CALL & PUT OPTIONS WRITTEN - (2.0%)					(2,308,062)
NET OTHER ASSETS AND LIABILITIES - 0.2%					167,615
TOTAL NET ASSETS - 100.0%					$117,590,619

*	Non-income producing.
(A)	All or a portion of these securities' positions, with a value of $76,615,929, represent covers (directly or through conversion rights) for outstanding options written.
(B)	7-day yield.
ETF	Exchange Traded Fund.
PLC	Public Limited Company.
Purchased Option Contracts Outstanding at July 31, 2022
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Put Option Purchased
Stryker Corp.	$200.00	7/29/22	135	$2,700,000	$—	$47,168	$(47,168)
Total Put Options Purchased					$—	$47,168	$(47,168)

Written Option Contracts Outstanding at July 31, 2022
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums (Received)	Unrealized Appreciation (Depreciation)
Call Options Written
3M Co.	$140.00	8/19/22	(70)	$ (980,000)	$(34,125)	$(12,007)	$(22,118)
AES Corp.	24.00	8/19/22	(710)	(1,704,000)	(14,200)	(34,769)	20,569
Aflac, Inc.	60.00	8/19/22	(200)	(1,200,000)	(6,500)	(34,859)	28,359
Alphabet, Inc.	125.00	8/19/22	(140)	(1,750,000)	(6,300)	(29,680)	23,380
Amazon.com, Inc.	122.50	8/19/22	(220)	(2,695,000)	(299,750)	(74,886)	(224,864)
Analog Devices, Inc.	165.00	8/19/22	(135)	(2,227,500)	(132,300)	(38,186)	(94,114)
Archer-Daniels-Midland Co.	75.00	8/19/22	(150)	(1,125,000)	(120,000)	(29,848)	(90,152)
Archer-Daniels-Midland Co.	85.00	9/16/22	(250)	(2,125,000)	(52,500)	(39,742)	(12,758)
BlackRock, Inc.	660.00	8/19/22	(34)	(2,244,000)	(79,050)	(54,899)	(24,151)
Ciena Corp.	50.00	10/21/22	(250)	(1,250,000)	(116,250)	(53,496)	(62,754)
CME Group, Inc.	220.00	9/16/22	(98)	(2,156,000)	(8,085)	(39,098)	31,013
Comcast Corp.	45.00	9/16/22	(315)	(1,417,500)	(2,520)	(31,985)	29,465
CVS Health Corp.	100.00	8/19/22	(173)	(1,730,000)	(18,338)	(28,902)	10,564
CVS Health Corp.	100.00	9/16/22	(173)	(1,730,000)	(33,302)	(43,129)	9,827

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2022

Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

EOG Resources, Inc.	130.00	8/19/22	(215)	(2,795,000)	(6,987)	(79,326)	72,339
FedEx Corp.	230.00	8/19/22	(64)	(1,472,000)	(52,480)	(30,837)	(21,643)
Fiserv, Inc.	100.00	8/19/22	(175)	(1,750,000)	(116,375)	(26,944)	(89,431)
Fiserv, Inc.	110.00	9/16/22	(175)	(1,925,000)	(39,813)	(44,444)	4,631
Gilead Sciences, Inc.	65.00	8/19/22	(451)	(2,931,500)	(6,088)	(59,603)	53,515
Home Depot, Inc.	290.00	8/19/22	(60)	(1,740,000)	(95,700)	(54,143)	(41,557)
Home Depot, Inc.	310.00	8/19/22	(36)	(1,116,000)	(17,010)	(20,432)	3,422
Honeywell International, Inc.	180.00	8/19/22	(80)	(1,440,000)	(104,000)	(21,517)	(82,483)
Honeywell International, Inc.	180.00	9/16/22	(75)	(1,350,000)	(108,000)	(29,969)	(78,031)
JPMorgan Chase & Co.	125.00	8/19/22	(110)	(1,375,000)	(2,035)	(18,220)	16,185
JPMorgan Chase & Co.	120.00	9/16/22	(109)	(1,308,000)	(25,179)	(24,900)	(279)
Las Vegas Sands Corp.	42.00	9/16/22	(500)	(2,100,000)	(47,000)	(57,444)	10,444
Medtronic PLC	95.00	8/19/22	(60)	(570,000)	(4,860)	(9,618)	4,758
Medtronic PLC	95.00	9/16/22	(181)	(1,719,500)	(38,644)	(26,859)	(11,785)
Microsoft Corp.	275.00	8/19/22	(75)	(2,062,500)	(74,813)	(25,617)	(49,196)
Newmont Corp.	72.50	8/19/22	(200)	(1,450,000)	(300)	(48,437)	48,137
PACCAR, Inc.	90.00	8/19/22	(224)	(2,016,000)	(66,080)	(46,808)	(19,272)
PayPal Holdings, Inc.	95.00	9/16/22	(291)	(2,764,500)	(114,218)	(70,770)	(43,448)
Starbucks Corp.	80.00	8/19/22	(130)	(1,040,000)	(78,325)	(21,057)	(57,268)
Stryker Corp.	220.00	8/19/22	(37)	(814,000)	(11,470)	(12,560)	1,090
Stryker Corp.	210.00	9/16/22	(98)	(2,058,000)	(112,210)	(59,678)	(52,532)
T-Mobile U.S., Inc.	140.00	8/19/22	(300)	(4,200,000)	(162,000)	(116,760)	(45,240)
TJX Cos., Inc.	65.00	8/19/22	(185)	(1,202,500)	(13,135)	(25,596)	12,461
TJX Cos., Inc.	70.00	10/21/22	(180)	(1,260,000)	(14,580)	(27,714)	13,134
Travelers Cos., Inc.	175.00	10/21/22	(130)	(2,275,000)	(16,900)	(64,865)	47,965
Visa, Inc.	210.00	8/19/22	(68)	(1,428,000)	(42,160)	(31,314)	(10,846)
Visa, Inc.	220.00	8/19/22	(80)	(1,760,000)	(14,480)	(31,330)	16,850
Total Call Options Written					$(2,308,062)	$(1,632,248)	$(675,814)
Total Options Written, at Value					$(2,308,062)	$(1,632,248)	$(675,814)

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2022

Dividend Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
COMMON STOCKS - 98.6%
Communication Services - 6.0%
Comcast Corp., Class A	240,000	$9,004,800
Verizon Communications, Inc.	189,500	8,753,005
		17,757,805
Consumer Discretionary - 8.4%
Home Depot, Inc.	32,900	9,900,926
McDonald's Corp.	41,200	10,850,844
Starbucks Corp.	49,000	4,154,220
		24,905,990
Consumer Staples - 10.1%
Archer-Daniels-Midland Co.	94,000	7,780,380
Coca-Cola Co.	84,100	5,396,697
Colgate-Palmolive Co.	41,500	3,267,710
PepsiCo, Inc.	51,000	8,922,960
Procter & Gamble Co.	33,000	4,584,030
		29,951,777
Energy - 7.7%
Baker Hughes Co.	288,000	7,398,720
EOG Resources, Inc.	70,500	7,841,010
Kinder Morgan, Inc.	436,000	7,843,640
		23,083,370
Financials - 16.6%
Aflac, Inc.	107,000	6,131,100
BlackRock, Inc.	12,900	8,632,422
CME Group, Inc.	44,000	8,777,120
JPMorgan Chase & Co.	55,400	6,390,944
Northern Trust Corp.	53,000	5,288,340
Travelers Cos., Inc.	64,600	10,252,020
U.S. Bancorp	83,000	3,917,600
		49,389,546
Health Care - 17.0%
Bristol-Myers Squibb Co.	174,000	12,837,720
CVS Health Corp.	105,000	10,046,400
Johnson & Johnson	64,000	11,169,280
Medtronic PLC	93,000	8,604,360
Pfizer, Inc.	155,000	7,829,050
		50,486,810
Industrials - 12.0%
Caterpillar, Inc.	14,000	2,775,500
Emerson Electric Co.	55,000	4,953,850
Fastenal Co.	116,200	5,968,032
Honeywell International, Inc.	41,300	7,948,598
PACCAR, Inc.	96,000	8,785,920
Union Pacific Corp.	23,500	5,341,550
		35,773,450
Information Technology - 9.7%
Analog Devices, Inc.	21,500	3,697,140
Automatic Data Processing, Inc.	17,600	4,243,712
Cisco Systems, Inc.	189,000	8,574,930
Paychex, Inc.	30,000	3,848,400
Texas Instruments, Inc.	48,000	8,586,720
		28,950,902

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2022

Dividend Income Fund Portfolio of Investments (unaudited)

Materials - 4.7%
Air Products & Chemicals, Inc.		19,045	4,727,541
Newmont Corp.		94,000	4,256,320
Nucor Corp.		36,000	4,888,800
			13,872,661
Real Estate - 2.6%
American Tower Corp., REIT		28,900	7,826,987

Utilities - 3.8%
Dominion Energy, Inc.		137,000	11,231,260
Total Common Stocks ( Cost $243,844,303 )			293,230,558
SHORT-TERM INVESTMENTS - 1.3%
State Street Institutional U.S. Government Money Market Select Fund, 1.88%, Premier Class (A)		4,072,012	4,072,012
Total Short-Term Investments ( Cost $4,072,012 )			4,072,012
TOTAL INVESTMENTS - 99.9% ( Cost $247,916,315 )			297,302,570
NET OTHER ASSETS AND LIABILITIES - 0.1%			170,129
TOTAL NET ASSETS - 100.0%			$297,472,699

(A)	7-day yield.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2022

Investors Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1,3)
	COMMON STOCKS - 96.7%
	Communication Services - 8.6%
	Alphabet, Inc., Class C *	156,240	$18,223,834
	Liberty Broadband Corp., Class C *	94,083	10,248,461
			28,472,295
	Consumer Discretionary - 18.0%
	Amazon.com, Inc. *	115,542	15,592,393
	Dollar Tree, Inc. *	102,788	16,997,024
	Lowe's Cos., Inc.	72,585	13,902,205
	NIKE, Inc., Class B	27,788	3,193,397
	TJX Cos., Inc.	160,282	9,802,847
			59,487,866
	Financials - 21.1%
	Arch Capital Group Ltd. *	259,326	11,514,074
	Berkshire Hathaway, Inc., Class B *	42,404	12,746,643
	Brookfield Asset Management, Inc., Class A	244,548	12,141,808
	Marsh & McLennan Cos., Inc.	76,230	12,498,671
	Progressive Corp.	94,465	10,869,143
	US Bancorp	213,327	10,069,034
			69,839,373
	Health Care - 14.4%
	Alcon, Inc.	136,287	10,642,652
	Becton Dickinson & Co.	60,555	14,794,192
	Danaher Corp.	31,598	9,209,869
	Novartis AG, ADR	150,054	12,879,135
			47,525,848
	Industrials - 13.3%
	Copart, Inc. *	71,383	9,144,162
	Jacobs Engineering Group, Inc.	97,445	13,379,198
	PACCAR, Inc.	129,638	11,864,470
	Parker-Hannifin Corp.	33,262	9,615,712
			44,003,542
	Information Technology - 21.3%
	Accenture PLC, Class A	29,402	9,004,657
	Adobe, Inc. *	14,816	6,076,338
	Analog Devices, Inc.	81,470	14,009,581
	Black Knight, Inc. *	97,122	6,378,973
	Fiserv, Inc. *	134,327	14,195,677
	TE Connectivity Ltd.	72,828	9,739,288
	Visa, Inc., Class A	52,460	11,127,291
			70,531,805
Total Common Stocks ( Cost $202,892,801 )			319,860,729
	SHORT-TERM INVESTMENTS - 3.2%
	State Street Institutional U.S. Government Money Market Select Fund, 1.88%, Premier Class (A)	10,517,336	10,517,336
Total Short-Term Investments ( Cost $10,517,336 )			10,517,336
TOTAL INVESTMENTS - 99.9% ( Cost $213,410,137 )			330,378,065
NET OTHER ASSETS AND LIABILITIES - 0.1%			410,251
TOTAL NET ASSETS - 100.0%			$330,788,316

*	Non-income producing.
(A)	7-day yield.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2022

Sustainable Equity Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
COMMON STOCKS - 95.0%
Communication Services - 8.5%
Alphabet, Inc., Class C *	3,540	$412,905
Comcast Corp., Class A	4,017	150,718
Walt Disney Co. *	1,590	168,699
		732,322
Consumer Discretionary - 9.9%
Home Depot, Inc.	677	203,737
McDonald's Corp.	282	74,270
NIKE, Inc., Class B	1,754	201,570
Target Corp.	1,314	214,681
TJX Cos., Inc.	2,655	162,380
		856,638
Consumer Staples - 8.7%
Costco Wholesale Corp.	653	353,469
Estee Lauder Cos., Inc., Class A	323	88,211
Nestle SA, ADR	1,114	136,866
PepsiCo, Inc.	440	76,982
Procter & Gamble Co.	647	89,875
		745,403
Financials - 8.9%
BlackRock, Inc.	310	207,446
JPMorgan Chase & Co.	975	112,476
Progressive Corp.	2,407	276,949
U.S. Bancorp	3,581	169,023
		765,894
Health Care - 17.3%
Becton Dickinson & Co.	812	198,380
Bristol-Myers Squibb Co.	3,026	223,258
Danaher Corp.	1,238	360,840
Eli Lilly & Co.	1,066	351,450
UnitedHealth Group, Inc.	557	302,083
Vertex Pharmaceuticals, Inc. *	190	53,278
		1,489,289
Industrials - 6.9%
Jacobs Engineering Group, Inc.	1,451	199,222
Union Pacific Corp.	578	131,379
United Parcel Service, Inc., Class B	1,369	266,805
		597,406
Information Technology - 26.7%
Communications Equipment - 1.0%
Cisco Systems, Inc.	1,960	88,925

Computers & Peripherals - 4.3%
Apple, Inc.	2,284	371,173

Electronic Equipment, Instruments & Components - 2.4%
TE Connectivity Ltd.	1,520	203,270

IT Services - 7.3%
Accenture PLC, Class A	626	191,719
Automatic Data Processing, Inc.	461	111,156
Visa, Inc., Class A	1,545	327,710
		630,585
Semiconductors & Semiconductor Equipment - 4.8%
Analog Devices, Inc.	1,087	186,921

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2022

Sustainable Equity Fund Portfolio of Investments (unaudited)

QUALCOMM, Inc.		1,538	223,102
			410,023
Software - 6.9%
Adobe, Inc. *		411	168,559
Microsoft Corp.		1,516	425,602
			594,161
			2,298,137
Materials - 3.7%
Ecolab, Inc.		557	92,000
Linde PLC		736	222,272
			314,272
Real Estate - 1.8%
American Tower Corp., REIT		578	156,540

Utilities - 2.6%
NextEra Energy, Inc.		2,696	227,785
Total Common Stocks ( Cost $8,742,499 )			8,183,686
SHORT-TERM INVESTMENTS - 4.9%
State Street Institutional U.S. Government Money Market Select Fund, 1.88%, Premier Class (A)		423,890	423,890
Total Short-Term Investments ( Cost $423,890 )			423,890
TOTAL INVESTMENTS - 99.9% ( Cost $9,166,389 )			8,607,576
NET OTHER ASSETS AND LIABILITIES - 0.1%			6,198
TOTAL NET ASSETS - 100.0%			$8,613,774

*	Non-income producing.
(A)	7-day yield.
ADR	American Depositary Receipt.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2022

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
COMMON STOCKS - 98.1%
Communication Services - 6.6%
Liberty Broadband Corp., Class C *	247,852	$26,998,518
Liberty Media Corp.-Liberty Formula One, Class A *	127,435	7,899,696
Take-Two Interactive Software, Inc. *	75,699	10,047,528
		44,945,742
Consumer Discretionary - 18.2%
CarMax, Inc. *	265,743	26,452,058
Dollar Tree, Inc. *	215,776	35,680,719
Floor & Decor Holdings, Inc., Class A *	243,329	19,605,018
Ross Stores, Inc.	359,435	29,207,688
Thor Industries, Inc.	146,423	12,347,852
		123,293,335
Consumer Staples - 1.1%
Brown-Forman Corp., Class B	99,526	7,386,820

Financials - 30.5%
Capital Markets - 5.0%
Brookfield Asset Management, Inc., Class A	390,570	19,391,800
Moelis & Co., Class A	305,824	14,245,282
		33,637,082
Commercial Banks - 1.7%
Glacier Bancorp, Inc.	232,111	11,626,440

Diversified Financial Services - 2.4%
Cannae Holdings, Inc. *	762,738	16,101,399

Insurance - 21.4%
Arch Capital Group Ltd. *	950,265	42,191,766
Brown & Brown, Inc.	480,393	31,273,584
Markel Corp. *	17,543	22,755,727
Progressive Corp.	255,979	29,452,944
W R Berkley Corp.	318,167	19,894,983
		145,569,004
		206,933,925
Health Care - 4.0%
Laboratory Corp. of America Holdings	104,909	27,506,091

Industrials - 17.0%
Armstrong World Industries, Inc.	129,801	11,597,719
Carlisle Cos., Inc.	103,149	30,542,419
Clarivate PLC *	984,593	14,266,753
Copart, Inc. *	183,474	23,503,019
Expeditors International of Washington, Inc.	120,856	12,840,950
PACCAR, Inc.	247,034	22,608,552
		115,359,412
Information Technology - 20.7%
Amphenol Corp., Class A	274,750	21,191,467
Arista Networks, Inc. *	183,986	21,458,287
Black Knight, Inc. *	252,765	16,601,605
CDW Corp.	132,135	23,986,467
Gartner, Inc. *	124,254	32,986,952
Microchip Technology, Inc.	107,632	7,411,540

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2022

Mid Cap Fund Portfolio of Investments (unaudited)

MKS Instruments, Inc.		144,785	17,113,587
			140,749,905
Total Common Stocks ( Cost $411,982,802 )			666,175,230
SHORT-TERM INVESTMENTS - 1.9%
State Street Institutional U.S. Government Money Market Select Fund, 1.88%, Premier Class (A)		12,773,318	12,773,318
Total Short-Term Investments ( Cost $12,773,318 )			12,773,318
TOTAL INVESTMENTS - 100.0% ( Cost $424,756,120 )			678,948,548
NET OTHER ASSETS AND LIABILITIES - 0.0%			267,850
TOTAL NET ASSETS - 100.0%			$679,216,398

*	Non-income producing.
(A)	7-day yield.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2022

Small Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
COMMON STOCKS - 92.1%
Communication Services - 7.1%
Cogent Communications Holdings, Inc.	64,733	$4,130,613
Gogo, Inc. *	216,360	3,756,010
Magnite, Inc. *	319,346	2,439,803
Radius Global Infrastructure, Inc., Class A *	246,130	3,760,866
		14,087,292
Consumer Discretionary - 4.6%
OneSpaWorld Holdings Ltd. *	412,424	2,973,577
Revolve Group, Inc. *	60,265	1,706,705
Shake Shack, Inc., Class A *	50,188	2,582,674
Xometry, Inc., Class A *	48,482	1,842,316
		9,105,272
Consumer Staples - 8.4%
Edgewell Personal Care Co.	118,308	4,706,292
Hain Celestial Group, Inc. *	203,431	4,628,055
Primo Water Corp.	284,555	3,761,817
Simply Good Foods Co. *	109,520	3,572,543
		16,668,707
Financials - 9.0%
Arch Capital Group Ltd. *	94,915	4,214,226
Axis Capital Holdings Ltd.	72,375	3,654,214
BRP Group, Inc., Class A *	55,134	1,520,044
MGIC Investment Corp.	176,945	2,502,002
Texas Capital Bancshares, Inc. *	53,068	3,110,846
Veritex Holdings, Inc.	97,353	3,012,102
		18,013,434
Health Care - 8.8%
Encompass Health Corp.	101,402	5,132,969
Enhabit, Inc. *	50,701	887,775
Globus Medical, Inc., Class A *	49,250	2,890,482
Health Catalyst, Inc. *	175,386	2,935,962
Owens & Minor, Inc.	96,508	3,417,348
PetIQ, Inc. *	135,553	2,223,069
		17,487,605
Industrials - 20.4%
Armstrong World Industries, Inc.	50,054	4,472,325
Beacon Roofing Supply, Inc. *	34,121	2,047,943
Carlisle Cos., Inc.	17,934	5,310,258
Concrete Pumping Holdings, Inc. *	165,612	1,081,446
Crane Holdings Co.	33,169	3,281,409
EnerSys	30,066	1,981,650
GXO Logistics, Inc. *	34,928	1,676,544
Hillman Solutions Corp. *	313,224	3,241,868
Hydrofarm Holdings Group, Inc. *	112,129	362,177
Mercury Systems, Inc. *	58,179	3,433,143
Robert Half International, Inc.	28,260	2,236,496
Saia, Inc. *	6,386	1,518,910
WillScot Mobile Mini Holdings Corp. *	261,007	10,077,480
		40,721,649
Information Technology - 26.3%
Communications Equipment - 1.9%
Ciena Corp. *	75,262	3,883,519

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2022

Small Cap Fund Portfolio of Investments (unaudited)

Electronic Equipment, Instruments & Components - 4.0%
CTS Corp.	85,278	3,469,109
National Instruments Corp.	117,906	4,480,428
		7,949,537
IT Services - 2.2%
BigCommerce Holdings, Inc., Series 1 *	79,060	1,237,289
LiveRamp Holdings, Inc. *	118,847	3,162,519
		4,399,808
Semiconductors & Semiconductor Equipment - 5.7%
Entegris, Inc.	50,492	5,549,071
FormFactor, Inc. *	72,334	2,572,197
Power Integrations, Inc.	37,264	3,167,813
		11,289,081
Software - 12.5%
Alteryx, Inc., Class A *	50,163	2,429,394
Box, Inc., Class A *	155,447	4,420,913
CommVault Systems, Inc. *	100,439	5,633,623
Model N, Inc. *	115,325	2,896,964
New Relic, Inc. *	43,743	2,653,888
PTC, Inc. *	33,610	4,146,802
Varonis Systems, Inc. *	111,385	2,832,520
		25,014,104
		52,536,049
Materials - 7.5%
Chemours Co.	79,828	2,841,079
Huntsman Corp.	98,542	2,853,776
Olin Corp.	56,697	2,963,552
Scotts Miracle-Gro Co.	31,182	2,773,639
Summit Materials, Inc., Class A *	130,354	3,586,039
		15,018,085
Total Common Stocks ( Cost $165,125,350 )		183,638,093
SHORT-TERM INVESTMENTS - 9.1%
State Street Institutional U.S. Government Money Market Select Fund, 1.88%, Premier Class (A)	18,147,942	18,147,942
Total Short-Term Investments ( Cost $18,147,942 )		18,147,942
TOTAL INVESTMENTS - 101.2% ( Cost $183,273,292 )		201,786,035
NET OTHER ASSETS AND LIABILITIES - (1.2%)		(2,365,195)
TOTAL NET ASSETS - 100.0%		$199,420,840

* Non-income producing.
(A) 7-day yield.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2022

International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 3)
COMMON STOCKS - 96.9%
Australia - 3.4%
Macquarie Group Ltd. (A)	1,204	$152,631
Treasury Wine Estates Ltd. (A)	33,856	290,667
		443,298
Brazil - 3.7%
Itau Unibanco Holding SA, ADR	44,215	198,968
Pagseguro Digital Ltd., Class A *	11,819	128,236
XP, Inc., Class A *	7,641	161,225
		488,429
Canada - 5.6%
Cameco Corp.	11,177	288,031
Canadian Pacific Railway Ltd.	2,125	167,599
Manulife Financial Corp.	15,317	280,607
		736,237
China - 7.6%
Alibaba Group Holding Ltd., ADR *	2,161	193,129
NXP Semiconductors NV	1,560	286,853
Ping An Insurance Group Co. of China Ltd., Class H (A)	42,378	250,374
Tencent Holdings Ltd. (A)	6,840	269,070
		999,426
Denmark - 1.6%
Genmab AS * (A)	591	210,436

France - 8.9%
Air Liquide SA (A)	1,486	204,802
Airbus SE (A)	2,408	260,396
EssilorLuxottica SA (A)	1,021	160,182
Hermes International (A)	118	161,553
LVMH Moet Hennessy Louis Vuitton SE (A)	258	179,467
Worldline SA * (A)	4,577	202,624
		1,169,024
Germany - 7.9%
adidas AG (A)	857	147,077
Deutsche Telekom AG (A)	10,933	206,823
KION Group AG (A)	4,247	192,552
SAP SE, ADR	1,551	144,569
Siemens AG (A)	1,721	191,085
Symrise AG (A)	1,275	148,021
		1,030,127
Hong Kong - 1.5%
AIA Group Ltd. (A)	19,944	201,291

India - 7.3%
HDFC Bank Ltd., ADR	5,631	353,627
Infosys Ltd., ADR	11,217	218,619
Larsen & Toubro Ltd., GDR (A)	16,777	386,289
		958,535
Ireland - 2.9%
Kerry Group PLC, Class A (A)	2,330	246,374
Ryanair Holdings PLC, ADR *	1,756	128,188
		374,562
Israel - 1.3%
CyberArk Software Ltd. *	1,302	169,429

Italy - 1.4%

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2022

International Stock Fund Portfolio of Investments (unaudited)

Ferrari NV	870	183,770

Japan - 15.8%
CyberAgent, Inc. (A)	12,484	124,709
Keyence Corp. (A)	467	185,327
Lasertec Corp.	1,300	189,979
Murata Manufacturing Co. Ltd. (A)	3,388	198,302
Nidec Corp. (A)	2,100	146,097
Pan Pacific International Holdings Corp.	8,500	132,406
Seven & I Holdings Co. Ltd. (A)	3,000	122,557
Shiseido Co. Ltd. (A)	3,900	160,548
Sony Group Corp. (A)	3,246	277,857
Toray Industries, Inc. (A)	50,379	277,194
Toyota Motor Corp. (A)	15,300	247,662
		2,062,638
Mexico - 3.2%
Grupo Mexico SAB de CV, Series B	61,349	243,133
Wal-Mart de Mexico SAB de CV, ADR (B)	4,886	177,997
		421,130
Netherlands - 2.0%
ASML Holding NV	464	266,540

Norway - 1.2%
Norsk Hydro ASA (A)	23,100	156,037

Singapore - 1.7%
DBS Group Holdings Ltd. (A)	9,800	223,839

Spain - 1.3%
Grifols SA * (A)	11,741	171,307

Switzerland - 5.7%
Nestle SA (A)	1,431	175,757
Partners Group Holding AG (A)	152	165,550
Roche Holding AG (A)	642	213,196
Sika AG (A)	773	191,304
		745,807
Taiwan - 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,118	187,401

United Kingdom - 11.5%
AstraZeneca PLC (A)	2,983	392,115
Diageo PLC (A)	4,699	223,346
London Stock Exchange Group PLC (A)	2,174	212,165
Prudential PLC (A)	20,095	247,745
Shell PLC (A)	16,148	431,471
		1,506,842
Total Common Stocks ( Cost $15,025,398 )		12,706,105
Short-Term Investments - 3.9%
United States - 3.9%
State Street Institutional U.S. Government Money Market Select Fund, 1.88%, Premier Class (C)	362,572	362,572
State Street Navigator Securities Lending Government Money Market Portfolio, 2.30% (C) (D)	146,687	146,687
		509,259
Total Short-Term Investments ( Cost $509,259 )		509,259
TOTAL INVESTMENTS - 100.8% ( Cost $15,534,657 )		13,215,364
NET OTHER ASSETS AND LIABILITIES - (0.8%)		(109,843)

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2022

International Stock Fund Portfolio of Investments (unaudited)

TOTAL NET ASSETS - 100.0%	$13,105,521

*	Non-income producing.
(A)	Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 3).
(B)	All or a portion of these securities, with an aggregate fair value of $407,740, are on loan as part of a securities lending program. See footnote (D) and Note 5 for details on the securities lending program.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PLC	Public Limited Company.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 7/31/22
Communication Services	4.6%
Consumer Discretionary	12.8%
Consumer Staples	10.7%
Energy	5.5%
Financials	18.6%
Health Care	7.5%
Industrials	11.3%
Information Technology	16.6%
Materials	9.3%
Short-Term Investments	3.9%
Net Other Assets and Liabilities	(0.8)%

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2022

Notes to Portfolio of Investments (Unaudited)
1. Portfolio Valuation: Madison Funds, a Delaware business trust (the "Trust" and each series of the Trust referred to individually as a "fund" and collectively, the "funds") values securities and other investments as follows: Equity securities, including American Depositary Receipts ("ADRs"), Global Depository Receipts ("GDRs") and exchange-traded funds ("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price ("NOCP"). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased (other than short-term obligations) with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network of dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading on the New York Stock Exchange (the "NYSE"), usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Allocation Fund consist primarily of shares of other registered investment companies (the "Underlying Funds"), the NAV of each fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities.

Short-term instruments having maturities of 60 days or less and all securities in the Government Money Market Fund are valued on an amortized cost basis, which approximates fair value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser's opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Pricing Committee ( the "Committee") and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to "fair value" any of the investments of these funds. However, an Underlying Fund may need to "fair value" one or more of its investments, which may, in turn, require an Allocation Fund to do the same because of delays in obtaining the Underlying Fund's NAV.

A fund's investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

2. Illiquid Securities: Each fund currently limits investments in illiquid investments, as defined by Rule 22e-4 under the 1940 Act, to 15% of net assets at the time of purchase. An illiquid investment is generally defined as a security that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. At July 31, 2022, there were no illiquid securities held in the funds.

3. Fair Value Measurements: Each fund has adopted Financial Accounting Standards Board (the "FASB") guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

Madison Funds | July 31, 2022

Notes to Portfolio of Investments (Unaudited)
The valuation techniques used by the funds to measure fair value for the period ended July 31, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of July 31, 2022, none of the funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of July 31, 2022, in valuing the funds' investments carried at fair value (please see the Portfolio of Investments for each fund for a listing of all securities within each category):

Fund[1]	Level 1	Level 2	Level 3	Value at 7/31/22
Conservative Allocation
Investment Companies	$54,444,051	$—	$—	$54,444,051
Short-Term Investments	9,614,456	—	—	9,614,456
	64,058,507	—	—	64,058,507
Moderate Allocation
Investment Companies	106,199,498	—	—	106,199,498
Short-Term Investments	11,931,972	—	—	11,931,972
	118,131,470	—	—	118,131,470
Aggressive Allocation
Investment Companies	54,070,212	—	—	54,070,212
Short-Term Investments	6,087,703	—	—	6,087,703
	60,157,915	—	—	60,157,915
Tax-Free Virginia
Municipal Bonds	—	18,035,508	—	18,035,508
Tax-Free National
Municipal Bonds	—	18,439,608	—	18,439,608
High Quality Bond
Corporate Notes and Bonds	—	32,578,939	—	32,578,939
U.S. Government and Agency Obligations	—	53,994,938	—	53,994,938
Short-Term Investments	2,702,909	—	—	2,702,909
	2,702,909	86,573,877	—	89,276,786
Core Bond
Asset Backed Securities	—	9,620,279	—	9,620,279
Collateralized Mortgage Obligations	—	11,713,064	—	11,713,064
Collateralized Mortgage-Backed Securities	—	5,720,265	—	5,720,265
Corporate Notes and Bonds	—	53,857,203	—	53,857,203
Foreign Corporate Bonds	—	3,997,442	—	3,997,442
Mortgage Backed Securities	—	28,761,505	—	28,761,505
U.S. Government and Agency Obligations	—	63,213,590	—	63,213,590
Short-Term Investments	7,669,456	—	—	7,669,456
	7,669,456	176,883,348	—	184,552,804
Diversified Income
Common Stocks	116,411,209	—	—	116,411,209
Asset Backed Securities	—	1,636,764	—	1,636,764
Collateralized Mortgage Obligations	—	2,607,203	—	2,607,203
Collateralized Mortgage-Backed Securities	—	1,597,351	—	1,597,351
Corporate Notes and Bonds	—	16,151,135	—	16,151,135
Foreign Corporate Bonds	—	1,139,459	—	1,139,459
Long Term Municipal Bonds	—	601,773	—	601,773
Mortgage Backed Securities	—	9,044,996	—	9,044,996
U.S. Government and Agency Obligations	—	19,848,776		19,848,776
Short-Term Investments	3,972,819	—	—	3,972,819
	120,384,028	52,627,457	—	173,011,485
Covered Call & Equity Income
Assets:
Common Stocks	95,443,979	—	—	95,443,979
Exchange Traded Funds	958,855	—	—	958,855
Short-Term Investments	23,328,232	—	—	23,328,232
	119,731,066	—	—	119,731,066
Liabilities:

Madison Funds | July 31, 2022

Notes to Portfolio of Investments (Unaudited)

Call Options Written	(2,308,062)	—	—	(2,308,062)

Dividend Income
Common Stocks	293,230,558	—	—	293,230,558
Short-Term Investments	4,072,012	—	—	4,072,012
	297,302,570	—	—	297,302,570
Investors
Common Stocks	319,860,729	—	—	319,860,729
Short-Term Investments	10,517,336	—	—	10,517,336
	330,378,065	—	—	330,378,065
Sustainable Equity Fund
Common Stocks	8,183,686	—	—	8,183,686
Short-Term Investments	423,890	—	—	423,890
	8,607,576	—	—	8,607,576
Mid Cap
Common Stocks	666,175,230	—	—	666,175,230
Short-Term Investments	12,773,318	—	—	12,773,318
	678,948,548	—	—	678,948,548
Small Cap
Common Stocks	183,638,093	—	—	183,638,093
Short-Term Investments	18,147,942	—	—	18,147,942
	201,786,035	—	—	201,786,035
International Stock
Common Stocks
Australia	—	443,298	—	443,298
Brazil	488,429	—	—	488,429
Canada	736,237	—	—	736,237
China	479,982	519,444	—	999,426
Denmark	—	210,436	—	210,436
France	—	1,169,024	—	1,169,024
Germany	144,569	885,558	—	1,030,127
Hong Kong	—	201,291	—	201,291
India	958,535	—	—	958,535
Ireland	128,188	246,374	—	374,562
Israel	169,429	—		169,429
Italy	183,770	—	—	183,770
Japan	—	2,062,638	—	2,062,638
Mexico	177,997	243,133	—	421,130
Netherlands	266,540	—	—	266,540
Norway	—	156,037		156,037
Singapore	—	223,839	—	223,839
Spain	—	171,307	—	171,307
Switzerland	—	745,807	—	745,807
Taiwan	187,401	—	—	187,401
United Kingdom	—	1,506,842	—	1,506,842
Short-Term Investments	509,259	—	—	509,259
	4,430,336	8,785,028	—	13,215,364

1See respective Portfolio of Investments for underlying holdings in each fund. For additional information on the Underlying funds held in the Allocation funds, including shareholder prospectuses and financial reports, please visit each Underlying Fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

Derivatives: The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and enable investors to understand: a) how and why a fund uses derivative investments, b) how derivative instruments are accounted for, and c) how derivative instruments affect a fund's financial position, results of operations.

The following table presents the types of derivatives in the Covered Call & Equity Income Fund as of July 31, 2022 and their effects:

Madison Funds | July 31, 2022

Notes to Portfolio of Investments (Unaudited)

Liability Derivatives

Fund	Derivatives not accounted for as hedging instruments	Fair Value
Covered Call & Equity Income	Equity contracts, options written	$ (2,308,062)

4. FEDERAL INCOME TAX INFORMATION

At July 31, 2022, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, as computed on a federal income tax basis for each Fund were as follows:

Fund	Appreciation	Depreciation	Net
Conservative Allocation	$ 992,972	$ (2,697,326)	$ (1,704,354)
Moderate Allocation	4,259,040	(4,227,094)	31,946
Aggressive Allocation	3,424,746	(2,244,467)	1,180,279
Tax-Free Virginia	233,400	(426,513)	(193,113)
Tax-Free National	350,652	(321,569)	29,083
High Quality Bond	52,008	(4,661,404)	(4,609,396)
Core Bond	728,312	(13,253,719)	(12,525,407)
Diversified Income	29,562,084	(5,423,276)	24,138,808
Covered Call & Equity Income	1,276,437	(21,380,354)	(20,103,917)
Dividend Income	55,800,577	(6,414,322)	49,386,255
Investors	122,360,401	(5,392,473)	116,967,928
Mid Cap	283,856,939	(29,664,511)	254,192,428
Small Cap	41,492,413	(22,979,670)	18,512,743
Sustainable Equity	178,188	(737,001)	(558,813)
International Stock	739,716	(3,059,009)	(2,319,293)

5. SECURITIES LENDING

The Board of Trustees has authorized the Funds to engage in securities lending with State Street Bank and Trust Company as securities lending agent pursuant to a Securities Lending Authorization Agreement (the "Agreement") and subject to certain securities lending policies and procedures. Under the terms of the Agreement, and subject to the policies and procedures, the authorized funds may lend portfolio securities to qualified borrowers in order to generate additional income, while managing risk associated with the securities lending program. The Agreement requires that loans are collateralized at all times by cash or U.S. government securities, initially equal to at least 102% of the value of domestic securities and 105% of non-domestic securities. The loaned securities and collateral are marked to market daily to maintain collateral at 102% of the total loaned portfolio for each broker/borrower. The primary risk associated with securities lending is loss associated with investment of cash and non-cash collateral. A secondary risk is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The fund could experience delays and costs in recovering securities loaned or in gaining access to the collateral. Under the Agreement, the securities lending agent has provided a limited indemnification in the event of a borrower default. The funds do not have a master netting agreement.

As of July 31, 2022, the aggregate fair value of securities on loan for the Madison fund family was $20,991,598. Cash collateral received for such loans are reinvested into the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral is invested in U.S. treasuries or government securities. See below for fair value on loan and collateral breakout for each fund and each respective fund's portfolio of investments for individual securities identified on loan.

Fund	Market Value on Loan	Cash Collateral*	Non-Cash Collateral*
Conservative Allocation	$ 7,719,740	$ 7,392,073	$ 476,626
Moderate Allocation	5,731,149	5,836,265	—
Aggressive Allocation	2,416,738	2,449,811	6,119
High Quality Bond	1,607,632	1,637,283	—
Core Bond	1,447,036	1,465,658	—
Diversified Income	1,661,563	1,691,165	—
International Stock	407,740	146,687	277,415

* Collateral represents minimum 102% of the value of domestic securities and 105% of non-domestic securities on loan, based upon the prior days market value or securities loaned.

6. CONCENTRATION OF RISK: Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statements' volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect the fund from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments

Madison Funds | July 31, 2022

Notes to Portfolio of Investments (Unaudited)
or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The funds may be subject to interest rate risk which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the fair value of income-bearing securities. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to risk. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain fund investments, which could cause the value of a fund's investments and share price to decline. The Core Bond Fund may invest in derivatives tied to fixed-income markets and may be more substantially exposed to these risks than a fund that does not invest in derivatives.

The Tax-Free Funds invest in municipal securities. Municipal securities generally are subject to possible default, bankruptcy or insolvency of the issuer. Principal and interest repayment may be affected by federal, state and local legislation, referendums, judicial decisions and executive acts. The tax-exempt status of municipal securities may be affected by future changes in the tax laws, litigation involving the tax status of the securities and errors and omissions by issuers and their counsel. Madison will not attempt to make an independent determination of the present or future tax-exempt status of municipal securities acquired for the funds. While most municipal securities have a readily available market, a variety of factors, including the scarcity of issues and the fact that tax-free investments are inappropriate for significant numbers of investors, limit the depth of the market for these securities. Accordingly, it may be more difficult for the funds to sell large blocks of municipal securities advantageously than would be the case with comparable taxable securities.

The Core Bond Fund may invest in futures contracts or options on futures contracts. Investing in futures contracts and options on futures entail certain other risks such as: unanticipated changes in interest rates, securities prices or currency exchange rates, and may result in a poorer overall performance for the fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and portfolio position which is intended to be protected, the desired protection may not be obtained and the fund may be exposed to risk of loss. Perfect correlation between the fund’s futures positions and portfolio positions may be difficult to achieve.

The Covered Call & Equity Income Fund invests in options on securities. As the writer of a covered call option, the fund forgoes, during the option's life, the opportunity to profit from increases in the fair value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. A writer of a put option is exposed to the risk of loss if fair value of the underlying securities declines, but profits only to the extent of the premium received if the underlying security increases in value. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

The Allocation Funds are fund of funds, meaning that each invests primarily in Underlying Funds, including ETFs. Thus, each fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that fund. Accordingly, the Allocation Funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.

Additionally, the Allocation Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peers. Asset allocation risk is the risk that the allocation of the fund's assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

The funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the funds, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The funds, their shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the funds. The funds do monitor this risk closely.

In addition to the other risks described above and in the Prospectus, you should understand what we refer to as "unknown market risks". While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the funds.